        Founders of

   "America's First
        Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

                  LOGO

                                                        Founders of
                                                      "America's First
                                                           Money Fund"

       -------------------------------------------------------------------------

                                      SEMI-ANNUAL REPORT

       -------------------------------------------------------------------------

                  NEW YORK TAX-EXEMPT FUND

                  CALIFORNIA TAX-EXEMPT FUND

                  CONNECTICUT TAX-EXEMPT FUND

                  FLORIDA TAX-EXEMPT FUND

                  MASSACHUSETTS TAX-EXEMPT FUND

                  NEW JERSEY TAX-EXEMPT FUND

                  PENNSYLVANIA TAX-EXEMPT FUND

                                   FOR THE SIX MONTHS ENDED
                                      NOVEMBER 30, 1997
                                         (UNAUDITED)

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                       PRINCIPAL
                                                                                        MATURITY        AMOUNT          VALUE
                               DESCRIPTION OF SECURITY                                    DATE      (IN THOUSANDS)    (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
Bleecker HDC Terrace Apt Project S85, 3.85% (a)......................................        7/1/2015 $       2,470 $     2,485,678
Brentwood USD TAN, 4.25%.............................................................       6/30/1998         2,600       2,648,631
Buffalo RAN, 4.40%...................................................................        8/5/1998         1,500       1,507,737
Connetquot CSD TAN, 4%...............................................................       6/25/1998         2,000       2,022,903
Eagle Tax-Exempt Trust COP Series 1994C-2 Class A, 4.08% (a).........................       8/15/2024         3,000       3,033,542
Erie County RAN, 4.50%...............................................................       6/25/1998         1,000       1,023,282
Falconer GOB, 4.55%..................................................................       6/15/1998           490         501,952
Guilderland IDA for North Eastern Industrial Park Series 1993 A, 4% (a)..............       12/1/2008         3,600       3,610,711
Jefferson County IDA for Watertown Carthage, 3.70% (a)...............................       12/1/2012         3,500       3,509,934
Leroy CSD RAN, 4%....................................................................       6/26/1998         3,705       3,772,178
Massapequa USD BAN, 4.25%............................................................      10/29/1998         1,000       1,007,162
Monroe-Woodbury GOB, 5.625%..........................................................       5/15/1998           640         664,291
Montgomery County IDA for Service Merchandise Co., 3.90% (a).........................      12/31/2024         1,600       1,602,906
New York City GOB, 3.75% (a).........................................................       2/15/2016         9,000       9,041,610
New York City GOB Custodial Receipts Series A31, 3.90% (a)...........................        7/2/2000         4,000       4,050,268
New York City GOB Series A, 3.85% (a)................................................        8/1/2023           400         401,243
New York City GOB Series A7, 3.85% (a)...............................................        8/1/2020         4,000       4,012,510
New York City GOB Series B, 3.85% (a)................................................       8/15/2024         3,400       3,410,629
New York City GOB Series B5, 3.85% (a)...............................................       8/15/2022         1,000       1,003,142
New York City GOB Series B6, 3.85% (a)...............................................       8/15/2005           800         802,514
New York City GOB Series B7, 3.85% (a)...............................................       8/15/2018         3,200       3,210,008
New York City GOB Series B8, 3.85% (a)...............................................       8/15/2024         8,500       8,526,571
New York City GOB Series D, 3.85% (a)................................................        2/1/2020           300         300,959
New York City GOB Series E2, 3.85% (a)...............................................        8/1/2020         2,800       2,808,757
New York City GOB Series E2, 3.85% (a)...............................................        8/1/2021         1,900       1,905,942
New York City GOB Series E4, 3.85% (a)...............................................        8/1/2021           800         802,502
New York City GOB Series E4, 3.85% (a)...............................................        8/1/2021         1,000       1,003,127
New York City GOB Series E4, 3.85% (a)...............................................        8/1/2022         5,600       5,617,513
New York City GOB Series E5, 3.85% (a)...............................................        8/1/2009         1,000       1,003,127
New York City GOB Series E5, 3.85% (a)...............................................        8/1/2010         1,000       1,003,127
New York City GOB Series E5, 3.85% (a)...............................................        8/1/2015         3,000       3,009,382
New York City GOB Series E5, 3.85% (a)...............................................        8/1/2019         1,000       1,003,127
New York City GOB Series E6, 3.85% (a)...............................................        8/1/2019         3,600       3,611,258
New York City HDC for Parkgate Tower, 3.85% (a)......................................       12/1/2007           500         501,447
New York City IDA for Goodwill Project, 3.90% (a)....................................        3/1/2000           955         957,607
New York City IDA for Stroheim & Roman, 3.90% (a)....................................       12/1/2015         1,500       1,513,523
New York City Municipal Water Finance Authority, 4% (a)..............................       6/15/2025         1,000       1,001,686
New York State HFA for Mt. Sinai School, 3.85% (a)...................................       11/1/2014         1,800       1,805,045
New York State Dormitory Authority Public Library, 3.80% (a).........................        7/1/2022         1,000       1,002,879
New York State ERD for Brooklyn Union Gas, 3.85% (a).................................       12/1/2020         2,000       2,005,351
New York State ERD G&E Revenue Bonds, 3.75% (a)......................................        2/1/2029         2,150       2,156,073
New York State ERD/PCR for LILCO Series 85B, 3.60% (a)...............................        3/1/2016         3,000       3,027,149
New York State Job Development Authority Series F, 4.30% (a).........................        3/1/1999         1,630       1,635,377
New York State Job Development Authority Series 84, 4.30% (a)........................        3/1/1999         2,960       2,969,764
New York State Job Development Authority Series 85, 4.30% (a)........................        3/1/1999         1,270       1,274,189
New York State Local Government Assistance 1993A, 3.80% (a)..........................        4/1/2022        12,700      12,735,048
New York State Local Government Assistance Series B, 3.85% (a).......................        4/1/2025         3,900       3,911,428
North Hempstead BAN, 4.25%...........................................................       2/26/1998         4,287       4,429,695
North Hempstead BAN, 4.10%...........................................................      10/29/1998         3,000       3,016,028
Onondaga County IDR for Edgecomb Metals Project, 3.85% (a)...........................       11/1/2009         1,100       1,103,506
Onondaga County IDR for McLane Co. Project, 4.35% (a)................................       11/1/2004         3,200       3,211,396
Oyster Bay BAN, 4%...................................................................       2/27/1998           675         695,489
Queensbury UFSD BAN, 4.25%...........................................................        8/7/1998         4,000       4,063,987
Rotterdam Mononassen GOB, 4.75%......................................................       6/15/1998         1,185       1,216,767
Suffolk County IDA for Target Rock Corporation Revenue Bonds, 3.70% (a)..............        2/1/2007         4,000       4,011,666
Suffolk County IDA for Satellite Transmission Systems, Inc., 4% (a)..................       11/1/2007         1,530       1,534,930
Syracuse BAN, 3.90%..................................................................      12/19/1997         2,000       2,074,295
Syracuse IDA for General Accident Insurance Co. Project, 3.80% (a)...................       12/1/2003         4,550       4,636,158
Triboro Bridge and Tunnel Authority Special Obligation Series 1994, 3.75% (a)........        1/1/2024         4,800       4,814,150
West Hampton Beach TAN, 4.25%........................................................       6/29/1998         2,000       2,028,001
Yonkers IDA Civic Revenue Bonds for Consumers Union, 3.75% (a).......................        7/1/2019         1,400       1,403,753
Yonkers IDR for Consumers Union Facility, 3.75% (a)..................................        7/1/2021         4,500       4,512,064
                                                                                                                   ---------------
Total New York Fund Investments (99.34%) (Cost $162,099,426).........................                                  163,166,674
Other assets, less liabilities (.66%)................................................                                    1,088,782
                                                                                                                   ---------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 164,255,456 shares of beneficial interest of $.001 par value
 outstanding.........................................................................                              $   164,255,456
                                                                                                                      ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Anaheim COP, 3.55% (a)......................................................   8/1/2019           $  250            $     252,835
California Community Development Authority Series A3, 3.70% (a).............  5/15/2025            2,300                2,303,775
California HFA for Sutter Health Series 1990 B, 3.70% (a)...................   3/1/2020              400                  401,209
California MSR Public Power Authority, 3.25% (a)............................   7/1/2022              300                  300,748
California PCR for Pacific Gas & Electric Co. Series 96D, 3.65%.............  12/4/1997            3,000                3,005,700
California RAN, 4.50%.......................................................  6/30/1998              500                  506,862
California School District Cash Reserve Program Series A, 4.75%.............   7/2/1998            1,000                1,024,834
California Statewide CDA for House Ear Institute Series 93A, 3.65% (a)......  12/1/2018            1,500                1,513,373
East Bay Municipal Water and Sewer Utility, 6% (a)..........................   6/1/1998              500                  520,118
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 95C, 3.55%
 (a)........................................................................   1/2/2035            1,000                1,002,734
Foothill/Eastern Transportation Toll Road Revenue Bonds, 3.60% (a)..........   1/2/2035              500                  501,387
Grand Terrace HFA for Community Redevelopment Agency, 4.10% (a).............  12/1/2011            3,800                3,810,770
Hemet MHR for Sunwest Resort Village, 3.70% (a).............................   7/1/2006            1,500                1,508,838
Hermosa Beach EDA for Parking District Facility Project, 3.65% (a)..........  12/1/2023            2,000                2,005,219
Irvine Improvement Bond Assessment District 85, 3.60% (a)...................   9/2/2011            2,000                2,005,874
Irvine Ranch PCR for Water District Election #282, 3.70% (a)................ 11/15/2013              400                  401,197
Irvine Ranch Public Facilities and Infrastructure Authority Series 85, 3.55%
 (a)........................................................................  11/1/2010            1,300                1,303,574
Kern High School District TRAN, 4.50%.......................................  8/20/1998            1,000                1,016,858
Lancaster MHR for Westwood Park Apartments 1985, 3.60% (a)..................  12/1/2007              500                  501,357
Los Angeles Community Redevelopment Agency for Baldwin Hills, 3.75% (a).....  12/1/2014              400                  401,065
Los Angeles Community Redevelopment for Promenade Towers Series 1989, 3.80%
 (a)........................................................................   4/1/2009            3,175                3,194,720
Los Angeles Custodial Receipts, 3.80% (a)...................................   7/1/2005            1,890                1,919,771
Los Angeles Housing Authority Malibu Meadows Project Series 91-A, 4.20%
 (a)........................................................................  12/1/2015            1,000                1,003,089
Los Angeles IDA for International Airport Authority, 3.85% (a)..............  12/1/2025            1,000                1,003,151
Los Angeles USD TRAN, 4.50%.................................................  6/30/1998            1,000                1,022,479
Oakland USD TRAN, 4.25%..................................................... 10/28/1998            1,000                1,007,334
Orange County Apartment Development Revenue Bonds Issue A of 1991, the Lakes
 Project 3.75%, Letter of Credit with Citibank (a)..........................  12/1/2006            1,000                1,002,795
Orange County Coast Assessment District 88-1, 3.70% (a).....................   9/2/2018            1,300                1,304,018
Orange County Sanitation District Capital Improvement Program 1990-92, 3.75%
 Letter of Credit with National Westminster (a).............................   8/1/2015              200                  200,605
Pasadena IDA for Rose Bowl Improvement Project, 3.65% (a)...................  12/1/2011              600                  601,679
Pico Rivera Community Redevelopment Agency for Rainer Fund Crossroads Plaza
 Project, 3.75% (a).........................................................  12/1/2010              700                  701,895
Puerto Rico Electric Power Authority Series 11, 3.80% (a)...................   7/1/2022              500                  509,740
Puerto Rico Government Development Bank Series 97, 3.80%....................  12/4/1997            2,000                2,003,748
Redlands COP, 3.60% (a).....................................................   9/1/2015              965                  967,676
Sacramento Municipal Utility District Series 1, 3.70%.......................  1/21/1998            3,000                3,005,474
San Bernadino HFR for Alta Park Project, 4.20% (a)..........................   5/1/2006            2,200                2,206,766
San Bernadino IDA for Gate City, 4.40% (a)..................................   3/1/2005              200                  202,113
San Francisco HFR for Bayside Village Series 85, 3.95% (a)..................  12/1/2005              300                  301,955
San Francisco HFR for Yerba Buena Gardens, 3.70% (a)........................   9/1/2006            1,000                1,002,849
San Joaquin USD TRAN, 4.50%.................................................  1/15/1998            1,000                1,051,743
San Jose HFR Redevelopment Agency, 3.60% (a)................................   7/1/2026            2,700                2,707,323
Santa Clara Electric Revenue Bonds Series 85C, 3.60% (a)....................   7/1/2010              300                  300,832
Santa Clara El Cammino Hospital District, 3.70% (a).........................   8/1/2015              200                  200,549
Union City MHR for Skylark Apartments, 4.20% (a)............................  11/1/2007            1,500                1,502,396
Upland MHR Community Redevelopment Bonds Series B for Northwood Project,
 4.40% (a)..................................................................   3/1/2014              300                  303,135
Vista MHR for Shadow Ridge Apartments Project, 3.95% (a)....................   5/1/2005              800                  802,322
                                                                                                                   --------------
Total California Fund Investments (99.52%) (Cost $54,026,030)...............                                           54,318,484
Other assets, less liabilities (.48%).......................................                                              261,545
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 54,580,029 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  54,580,029
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Connecticut DAI for Allen Group Inc., 3.80% (a).............................   2/1/2013           $1,400            $   1,404,081
Connecticut DAI for Conco Medical Co. Project Series 85, 3.80% (a)..........  11/1/2005              700                  701,809
Connecticut DAI for General Accident Insurance Co., 3.80% (a)...............  12/1/2013            1,700                1,732,187
Connecticut DAI for Martin Brower Corp. Series 1985, 3.70% (a)..............   5/1/2005              170                  170,468
Connecticut DAI for Regional YMCA Project, 3.80% (a)........................   6/1/2008              537                  538,683
Connecticut DAI for Trudy Corporation Project, 3.70% (a)....................   9/1/2009              500                  501,419
Connecticut DAI for Zotos International Project, 3.90% (a)..................  12/1/2004            1,655                1,659,951
Connecticut Development Authority Health Care Revenue Bonds for Independent
 Living Project 1990 Series, 3.70% (a)......................................   7/1/2015            2,145                2,151,065
Connecticut Development Authority PCR for Central Vermont Public Service,
 3.50% (a)..................................................................  12/1/2015            1,400                1,403,759
Connecticut Development Authority PCR for Connecticut Light and Power
 Project Series 1993, 3.85% (a).............................................   9/1/2028            1,300                1,303,847
Connecticut Development Authority PCR for Western Massachusetts Electric Co.
 Series 1993A, 3.70% (a)....................................................   9/1/2028            1,700                1,704,793
Connecticut HEF for Charlotte Hospital Series B, 3.65% (a)..................   7/1/2010              500                  501,383
Connecticut HEF for Kingswood Oxford School Issue Series A, 3.80% (a).......   2/1/2009              420                  421,224
Connecticut HEF for New Haven Hospital RAW Series E, 3.80% (a)..............   6/1/2012              500                  509,447
Connecticut HEF for Pomfret School Issue Series A, 3.65% (a)................   7/1/2024            1,300                1,303,380
Connecticut HEF for Sharon Hospital Issue Series A, 3.60% (a)...............   9/1/2027            1,000                1,002,466
Connecticut HEF for Yale University Series T, 3.90% (a).....................   7/1/2029              400                  401,109
Connecticut HEF for Yale University Series T, 3.95% (a).....................   7/1/2029            1,600                1,604,476
Connecticut HFA BDS Project, 3.85%, (a).....................................  5/15/2018            1,400                1,402,376
Connecticut State GOB, 6%...................................................   3/1/1998            1,000                1,020,959
Connecticut State GOB, 3.75% (a)............................................  5/15/2014            1,500                1,504,426
Connecticut State Special Assessment Unemployment Compensation RAW Series C,
 3.90% (a).................................................................. 11/15/2001            1,500                1,524,322
Connecticut State Special Assessment Unemployment Compensation RAW Series
 1993B Pre-refunded, 7.20% (a)..............................................  2/15/1998              460                  481,899
Connecticut State Special Tax Transportation Infrastructure 2nd Lien Revenue
 Bonds, 3.80% (a)...........................................................  12/1/2010            1,570                1,574,559
Darien Unlimited Tax GOB, 6.25%.............................................  8/15/1998              400                  414,072
Hamden BAN, 4%..............................................................  8/14/1998            1,000                1,013,185
Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.75% (a)...   6/1/2020            1,400                1,403,920
New Canaan BAN, 3.75%.......................................................  3/10/1998            1,000                1,028,038
Puerto Rico Electric Power Authority Series 11, 3.80% (a)...................   7/1/2022              500                  509,740
Puerto Rico Industrial, Medical, and Environmental RAW for Reynolds Metals,
 3.80% (a)..................................................................   9/1/2013            1,200                1,211,463
Puerto Rico Government Development Bank Series 97, 3.80%....................  12/4/1997            1,500                1,502,811
Puerto Rico University GOB, 4.55%...........................................   6/1/1998              500                  513,233
Simsbury GOB, 4.60%.........................................................  1/15/1998              410                  417,617
                                                                                                                   --------------
Total Connecticut Fund Investments (99.83%) (Cost $34,330,621)..............                                           34,538,167
Other assets, less liabilities (.17%).......................................                                               58,158
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 34,596,325 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  34,596,325
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
ARIZONA -- .16%
Apache County IDA for Tucson Electric Power Company, 3.85% (a).............. 12/15/2018            $200              $    200,344
CALIFORNIA -- .25%
Grand Terrace HFA for Community Redevelopment Agency, 4.10% (a).............  12/1/2011             100                   100,283
San Bernadino HFR for Alta Park Project, 4.20% (a)..........................   5/1/2006             200                   200,615

CONNECTICUT -- .25%
Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.75% (a)...   6/1/2020             400                   401,120

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
FLORIDA -- 82.47%
Boca Raton IDA for Parking Garage Project, 4.325% (a).......................  12/1/2014            $400              $    404,114
Broward MHR for Welleby Apartment Project Series 1984, 3.90% (a)............  12/1/2006             400                   401,179
Collier IDA for Retirement Rental Housing Revenue Bonds HFA, 3.90% (a)......  12/1/2015             200                   200,588
Dade IDA for Aviation Authority Facilities Series 84A, 4.30% (a)............  10/1/2009             100                   100,298
Dade IDA for Dolphin Stadium Project, 3.85% (a).............................   1/1/2016             300                   300,888
Dade HFA for Hospital Revenue Bonds for Miami Children's Hospital Project,
 3.85% (a)..................................................................   3/1/2025             200                   200,549
Dade HFA for Hospital Revenue Bonds for Miami Children's Hospital Project,
 3.80% (a)..................................................................   9/1/2025             200                   200,549
Duval HFA for Lakes of Mayport Apartment Project, 3.90% (a).................  12/1/2009             400                   401,192
Florida General Service Division Facilities RAW, 7.75%......................   9/1/1998             305                   325,430
Gulf Breeze IDR for Series 85, 4% (a).......................................  12/1/2015             200                   200,591
Jacksonville IDR for Coastal Islands Project, 3.95% (a).....................   8/1/2008             155                   155,496
Manatee PCR for Florida Power and Light, 3.85% (a)..........................   9/1/2024             100                   100,311
Putnam PCR for Florida Power and Light, 3.85% (a)...........................   9/1/2024             100                   100,311
Port St. Lucie PCR for Florida Power and Light, 3.80% (a)...................   1/1/2011             200                   200,583
Tampa Occupational License Tax Bonds, 3.85% (a).............................   5/1/2027             200                   200,552
University of North Florida Capital Improvement Project, 3.90% (a)..........  11/1/2024             300                   300,893

CHICAGO -- 2.43%
Chicago O'Hare International Airport American Airlines Series 94, 3.85%
 (a)........................................................................  12/1/2017             100                   100,315

MASSACHUSETTS -- 2.43%
Massachusetts HEF for Harvard University, 3.70% (a).........................   2/1/2016             300                   300,855
Massachusetts IFA for Governor Drummer Academy, 3.75% (a)...................   7/1/2026             200                   200,506

MARYLAND -- 2.46%
Baltimore IDA for Mayor & City Council, 4.25% (a)...........................   8/1/2016             200                   200,600

MISSOURI -- .25%
Cole IDA for Mobine Manufacturing Series 85, 4.15% (a)......................  12/1/2015             200                   201,354

NEW JERSEY -- .10%
New Jersey EDA for Volvo of American Corp., 4.378 (a).......................  12/1/2004             200                   202,018

OREGON -- .25%
Medford HFA for Rogue Valley Health, 3.95% (a)..............................  10/1/2016             100                   100,318
                                                                                                                   --------------
Total Florida Fund Investments (98.26%) (Cost $5,977,181)...................                                            6,001,852
Other assets, less liabilities (1.74%)......................................                                              106,562
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 6,108,414 shares of beneficial interest of
 $.001 par value outstanding................................................                                         $  6,108,414
                                                                                                                      ===========

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Boston Water and Sewer Commission Revenue Bonds 1994A, 3.65% (a)............  11/1/2024            $200             $     200,567
Chelsea GOB, 5.75%..........................................................  4/15/1998             315                   319,512
Dennis GOB, 4.50%...........................................................   3/1/1998             470                   476,274
Dighton-Rehoboth Regional School District GOB, 6.50%........................   6/1/1998             190                   198,577
Framingham IDA for Perrini Corp., 4% (a)....................................  9/30/2005             300                   300,905
Hingham BAN, 4%............................................................. 12/19/1997             300                   311,439
Massachusetts Dedicated Income Tax Bonds Series B, 3.95% (a)................  12/1/1997             200                   200,631
Massachusetts Dedicated Income Tax Bonds Series E, 3.95% (a)................  12/1/1997             100                   100,315
Massachusetts HEF for Endicott College Series A, 3.75% (a)..................  10/1/2011             300                   300,762
Massachusetts HEF for Clark University, 3.95% (a)...........................  12/1/2004             100                   100,294
Massachusetts HEF for Boston University Series H, 3.80% (a).................  12/1/2015             400                   404,331
Massachusetts HEF for Harvard University, 3.70% (a).........................   2/1/2016             587                   588,674
Massachusetts HEF for Harvard University, 3.70% (a).........................   8/1/2017             200                   200,570

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Massachusetts HEF for Mount College Series A, 3.75% (a).....................   7/1/2018            $400             $     401,016
Massachusetts HEF Capital Assistance Program Series G-1, 3.60% (a)..........   1/1/2019             300                   300,775
Massachusetts HEF Capital Asset Series D, 3.75% (a).........................   1/1/2035             400                   401,144
Massachusetts HEF Capital Asset Series E, 3.80% (a).........................   1/1/2035             600                   601,729
Massachusetts HEF for Williams College Series E, 3.75% (a)..................   8/1/2014             400                   401,154
Massachusetts HEF for Wellesley College Series B, 3.70% (a).................   7/1/2022             400                   401,219
Massachusetts IDA for KRH Rolls Inc. Project Series 1988, 4.40% (a).........   5/1/2006             500                   503,514
Massachusetts IFA for Composite Easy Day, 3.75% (a).........................   7/1/2006             160                   160,409
Massachusetts IFA for Emerson College, 3.75% (a)............................  11/1/2025             500                   501,423
Massachusetts IFA for Griffin Realty Series B, 3.80% (a)....................   7/1/2008             645                   646,666
Massachusetts IFA for Groton School, 3.70% (a)..............................   6/1/2019             200                   200,557
Massachusetts IFA for Holyoke Water Power Project, 3.60% (a)................   5/1/2022             300                   300,835
Massachusetts IFA for Quamco Series B, 3.60% (a)............................   9/1/2001             800                   802,224
Massachusetts Showa Women's Institute of Boston, 3.90% (a)..................  3/15/2004             600                   601,873
Millford GOB, 6.20%.........................................................  11/1/1998             135                   138,364
Natick BAN, 4.25%...........................................................   8/7/1998             500                   507,841
Needham GOB, 5%.............................................................  6/15/1998             835                   859,343
Puerto Rico Industrial, Medical, Higher Education and Environmental Bonds
 for PCR Facility Authority, 4.05% (a)......................................  12/1/2015             200                   200,606
Watertown BAN, 4.25%........................................................  5/13/1998             345                   353,484
West Newbury BAN, 4.25%.....................................................   5/6/1998             375                   379,298
Westfield BAN, 4.50%........................................................   5/8/1998             500                   513,591
                                                                                                                   --------------
Total Massachusetts Fund Investments (98.68%) (Cost $12,786,312)............                                           12,879,916
Other assets, less liabilities (1.32%)......................................                                              172,531
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 13,052,447 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  13,052,447
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Atlantic City Improvement Authority Pooled Government Loan Program, 3.65%
 (a)........................................................................   7/1/2026           $2,000            $   2,005,573
Clark Township TAN, 4.04%...................................................   4/8/1998            1,250                1,266,525
Cranford GOB, 4%............................................................  2/27/1998            1,291                1,330,728
East Rutherford BAN, 4.31%..................................................  1/23/1998              498                  510,679
Eatontown BAN, 4.25%........................................................ 12/17/1997              550                  572,473
Essex County Improvement Authority GOB, 3.65% (a)........................... 12/01/2025            2,000                2,005,427
Evesham Fire District BAN, 4.50%............................................  4/14/1998              675                  693,307
Fairfield BAN, 4%........................................................... 12/17/1997              600                  622,153
Haddonfield Temp Notes, 4.30%...............................................   7/3/1998              950                  969,038
Jersey City School Promissory Notes, 4.375%.................................  9/18/1998            2,000                2,023,495
Millville BAN, 4.10%........................................................   7/8/1998            1,319                1,328,532
Monmouth County Authority Pooled Government Loan Program, 3.60% (a).........   8/1/2016              100                  100,275
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.65% (a)............  12/1/2027              300                  300,834
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.65% (a)............  12/1/2027            1,000                1,002,779
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.70% (a)............  12/1/2027            3,450                3,459,721
New Jersey EDA for Economic Growth Bond Series F, 3.65% (a).................   8/1/2014              740                  742,053
New Jersey EDA for Lawrenceville School, 3.65% (a)..........................   7/1/2026            1,000                1,002,816
New Jersey EDA for PCR Series 95, 3.65% (a).................................   9/1/2012              800                  802,219
New Jersey EDA for St. Peters School Series 1995, 3.85% (a).................   1/1/2010            1,145                1,148,267
New Jersey EDA for Trailer Marine Corps Project, 3.70% (a)..................   2/1/2002              400                  401,216
New Jersey EDA for Volvo of American Corp, 4.378% (a).......................  12/1/2004            3,500                3,535,322
New Jersey EDA for RJB Associate Project, 3.95% (a).........................   8/1/2008              900                  902,658
New Jersey HCF Hospital Capital Asset, 3.70% (a)............................  7/01/2035              400                  401,118
New Jersey Sports Expo Authority Series 92C, 3.70% (a)......................  9/01/2024            2,800                2,824,655
New Jersey Turnpike Authority General Series 91D, 3.70% (a).................  1/01/2018            3,700                3,749,768
Port Authority of New York and New Jersey Versatile Structured Obligations,
 3.85% (a)..................................................................   5/1/2019            3,800                3,810,926
Puerto Rico Government Development Bank-Adjustable Rate Bonds, 3.80% (a)....  12/4/1997            2,000                2,003,748

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Rahway BAN, 4%.............................................................. 12/23/1997           $  500            $     518,882
Trenton Temp Notes, 4%...................................................... 12/18/1997            1,000                1,038,317
Vernon Board of Education Temp Notes, 4%....................................  1/16/1998            1,000                1,035,265
                                                                                                                   --------------
Total New Jersey Fund Investments (97.68%) (Cost $41,701,336)...............                                           42,108,769
Other assets, less liabilities (2.32%)......................................                                              999,675
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 43,108,444 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  43,108,444
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Allegheny County for University of Pittsburgh Project Series 85, 3.75%
 (a)........................................................................   7/1/2015           $  500            $     503,046
Allegheny County IDA for Longwood at Oakmont, 3.85% (a).....................   7/1/2027              600                  601,743
Beaver County TRAN, 3.75%...................................................  2/19/1998            1,000                1,001,849
Bucks County IDA for Edgecomb Metals Co, Inc. 3.85% (a).....................  10/1/2009              500                  503,176
Butler County IDA for Lutheran Welfare RAW, 3.80% (a).......................  11/1/2026              500                  501,470
Dauphin County HEF General Authority Variable Rate Bonds, 4.13% (a).........  11/1/2017              500                  500,992
Delaware Valley Finance Authority Series 85, 3.80% (a)......................  12/1/2020              600                  601,767
Delaware Valley PCR for Peco Energy Corporation, 3.70%......................  12/5/1997              500                  502,281
Delaware Valley PCR for Philadelphia Electric Co., 3.75% (a)................   8/1/2016              600                  601,713
Emmaus General Authority Local Government Revenue Bonds, 3.95% (a)..........   3/1/2024            1,600                1,604,853
Montgomery County TRAN, 3.75%...............................................  1/21/1998            1,000                1,001,849
Philadelphia HEF for Kings College, 4.50% (a)...............................  11/1/1998              200                  201,383
Philadelphia HEF for Temple University, 3.90% (a)...........................  10/1/2009              600                  601,880
Philadelphia School District TRAN, 4.50%....................................  6/30/1998              500                  511,006
Philadelphia TRAN, 4.50%....................................................  6/30/1998              500                  511,006
Philadelphia Hospital Authority for Children's Hospital, 3.80% (a)..........   3/1/2027              600                  601,740
Philadelphia PCR Gas and Electric, 3.75%....................................  12/4/1997            1,000                1,001,130
Puerto Rico EPR Series 11, 3.80% (a)........................................   7/1/2022              500                  509,740
Puerto Rico Industrial, Medical Environmental PCR, 4.05% (a)................  12/1/2015              500                  501,515
University of Pittsburgh HEF Capital Bond Project, 3.75% (a)................   1/1/2019              500                  503,047
Western Wayne School District GOB, 5%....................................... 10/15/1998              100                  101,483
York County General Authority Pooled Finance, 3.95% (a).....................   9/1/2026              500                  501,498
                                                                                                                   --------------
Total Pennsylvania Fund Investments (97.45%) (Cost $13,405,414).............                                           13,470,167
Other assets, less liabilities (2.55%)......................................                                              352,887
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 13,823,054 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  13,823,054
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

SECURITY TYPE ABBREVIATIONS:

BAN     --  Bond Anticipation Notes
COP     --  Certificate of Participation
CSD     --  Central School District
DAI     --  Development Authority
            Industrial Development
            Refunding Bonds
EDA     --  Economic Development Authority
            Revenue Bonds
ERD     --  Energy Research and
            Development Authority
GOB     --  General Obligation Bonds
HCF     --  Health Care Facilities Revenue
            Bonds
HDC     --  Housing Development
            Corporation Bonds
HEF     --  Health and Educational
            Facilities Revenue Bpnds
HFA     --  Health Facilities Authority
            Revenue Bonds
HFR     --  Housing Finance Revenue Bonds
IDA     --  Industrial Development
            Authority Revenue Bonds
IDR     --  Industrial Development Agency
            Revenue Bonds
IFA     --  Industrial Finance Authority
MHR     --  Multifamily Housing Revenue
            Bonds
PCR     --  Pollution Control Revenue
            Bonds
RAN     --  Revenue Anticipation Notes
RAW     --  Revenue Anticipation Warrants
TAN     --  Tax Anticipation Notes
TRAN    --  Tax & Revenue Anticipation
            Notes
USD     --  Unified School District

                            RESERVE TAX-EXEMPT TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                SIX MONTHS ENDED NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                  FLORIDA FUND
                                                                                                  ------------
ASSETS:
  Investments, at value (identified cost -- $3,680,000)....................................        $3,689,647
  Cash.....................................................................................           420,058
                                                                                                  ------------
    Total Assets...........................................................................         4,109,705
                                                                                                  ------------
LIABILITIES:
  Accrued expenses.........................................................................               321
                                                                                                  ------------
    Total Liabilities......................................................................               321
                                                                                                  ------------
NET ASSETS.................................................................................        $4,109,384
                                                                                                  ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares authorized....        $    4,109
  Paid-in capital in excess of par.........................................................         4,105,275
                                                                                                  ------------
NET ASSETS -- Equivalent to $1.00 per share based on 4,109,384 shares of beneficial
  interest outstanding.....................................................................        $4,109,384
                                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                SIX MONTHS ENDED NOVEMBER 30, 1997--(UNAUDITED)

                                     RESERVE NEW YORK
                                     TAX-EXEMPT TRUST                           RESERVE TAX-EXEMPT TRUST
                                     ----------------  --------------------------------------------------------------------------
                                         NEW YORK      CALIFORNIA  CONNECTICUT  FLORIDA   MASSACHUSETTS  NEW JERSEY  PENNSYLVANIA*
                                           FUND           FUND        FUND        FUND        FUND          FUND         FUND
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
INTEREST INCOME (Note 1)............    $3,223,504      $682,265    $ 593,610   $102,683    $ 261,120     $729,664     $103,731
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
EXPENSES
  Management fee....................       442,433        95,513       83,065     14,362       36,476      102,847       13,983
  Shareholder servicing,
    administration and general
    office expenses.................       188,565        33,936       26,256      4,357        9,780       46,142        5,884
  Distribution assistance (Note
    3)..............................       153,958        38,000       24,816      5,500        1,806       38,849        5,559
  Equipment expense.................        23,554         4,798        3,598        594        1,456        5,718          813
  Professional fees.................        13,211         4,483        3,389        483        1,375        3,649          578
  Occupancy costs...................         9,841         2,004        1,505        248          609        2,390          340
  Stationery, printing and
    supplies........................         5,417         3,506        2,731        441        1,036        5,654          646
  Trustee fees......................         1,502           287          231         33           96          367           46
  Other expenses....................        18,864         3,645        2,158        640        1,490        3,018          117
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
    Total Expenses..................       857,345       186,172      147,749     26,658       54,124      208,634       27,966
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
  Less: Management fees and other
    expenses voluntarily waived by
    Investment Manager..............
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
  Net Expenses......................       857,345       186,172      147,749     26,658       54,124      208,634       27,966
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
NET INVESTMENT INCOME...............    $2,366,159      $496,093    $ 445,861   $ 76,025    $ 206,996     $521,030     $ 75,765
                                     ===============    ========   ==========   ========  ============   ==========  ===========

---------------
* Pennsylvania commenced operations on September 12, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                            RESERVE NEW YORK
                                            TAX-EXEMPT TRUST                           RESERVE TAX-EXEMPT TRUST
                                      -----------------------------   -----------------------------------------------------------
                                              NEW YORK FUND                 CALIFORNIA FUND                CONNECTICUT FUND
                                      -----------------------------   ----------------------------   ----------------------------
                                       SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                          ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                      NOVEMBER 30,       MAY 31,      NOVEMBER 30       MAY 31,      NOVEMBER 30,      MAY 31,
                                          1997            1997            1997           1997            1997           1997
                                      -------------   -------------   ------------   -------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to
      shareholders as dividends
      (Note 1)......................  $  (2,366,159)  $  (3,838,918)  $   (496,093)  $    (498,099)  $   (445,861)  $    (797,967)
                                      -------------   -------------   ------------   -------------   ------------   -------------
  FROM CAPITAL SHARE TRANSACTIONS
    (at net asset value of $1 per
    share):
    Net proceeds from sale of
      shares........................    350,200,088     676,647,327    104,881,595     153,856,260     49,183,226     104,926,291
    Net asset value of shares issued
      on reinvestment of
      dividends.....................      2,366,159       3,838,918        496,093         498,099        445,861         797,967
                                      -------------   -------------   ------------   -------------   ------------   -------------

      Subtotal......................    352,566,247     680,486,245    105,377,688     154,354,359     49,629,087     105,724,258

    Cost of shares redeemed.........   (341,490,875)   (652,760,567)   (81,750,055)   (136,013,932)   (48,529,265)   (107,029,059)
                                      -------------   -------------   ------------   -------------   ------------   -------------
  Net increase (decrease) in net
    assets derived from capital
    share transactions and from
    investment operations...........     11,075,372      27,725,678     23,627,633      18,340,427      1,099,822      (1,304,801)

NET ASSETS:
  Beginning of period...............    153,180,084     125,454,406     30,952,396      12,611,969     33,496,503      34,801,304
                                      -------------   -------------   ------------   -------------   ------------   -------------
  End of period.....................  $ 164,255,456   $ 153,180,084   $ 54,580,029   $  30,952,396   $ 34,596,325   $  33,496,503
                                       ============    ============    ===========    ============    ===========    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                           RESERVE TAX-EXEMPT TRUST
             --------------------------------------------------------------------------------------------------------------------
                       FLORIDA FUND
             ---------------------------------                                                                 PENNSYLVANIA FUND
                                 JUNE 24, 1996                                                                 ------------------
                                 (COMMENCEMENT       MASSACHUSETTS FUND               NEW JERSEY FUND          SEPTEMBER 12, 1997
                                      OF         ---------------------------   -----------------------------     (COMMENCEMENT
                SIX MONTHS        OPERATIONS)     SIX MONTHS                    SIX MONTHS                       OF OPERATIONS)
                   ENDED            THROUGH         ENDED        YEAR ENDED        ENDED        YEAR ENDED          THROUGH
               NOVEMBER 30,         MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,       MAY 31,         NOVEMBER 30,
                   1997              1997            1997           1997           1997            1997               1997
             -----------------   -------------   ------------   ------------   -------------   -------------   ------------------
INCREASE
 (DECREASE)
 IN NET
 ASSETS
 FROM
 INVESTMENT
OPERATIONS:
   Net
 investment
     income
     paid
     to
     shareholders
     as dividends
     (Note 1)..   $  (76,025)   $    (92,773)   $   (206,996)  $   (285,186)  $    (521,030)  $    (909,418)     $    (75,765)
                ------------     ------------    ------------   ------------   -------------   -------------      ------------
 FROM
   CAPITAL
   SHARE
   TRANSACTIONS
   (at net
   asset
   value of
   $1 per
   share):
   Net
   proceeds
     from
     sale
     of
  shares...       31,883,261       38,626,682      23,466,028     52,472,123     118,147,351     223,428,579        25,718,558
   Net
     asset
     value
     of
     shares
     issued
     on
     reinvestment
     of
     dividends...      76,025          92,773         206,996        285,186         521,030         909,418            75,765
                ------------     ------------    ------------   ------------   -------------   -------------      ------------

Subtotal...       31,959,286       38,719,455      23,673,024     52,757,309     118,668,381     224,337,997        25,794,323

   Cost of
     shares
redeemed...      (29,960,256)     (34,610,071)    (23,655,186)   (48,678,063)   (115,012,037)   (225,911,698)      (11,971,269)
                ------------     ------------    ------------   ------------   -------------   -------------      ------------
 Net
   increase
 (decrease)
   in net
   assets
   derived
   from
   capital
   share
   transactions
   and from
 investment
 operations...     1,999,030        4,109,384          17,838      4,079,246       3,656,344      (1,573,701)       13,823,054

NET ASSETS:
 Beginning
   of
  period...        4,109,384                0      13,034,609      8,955,363      39,452,100      41,025,801                 0
                ------------     ------------    ------------   ------------   -------------   -------------      ------------
 End of
  period...    $   6,108,414     $  4,109,384    $ 13,052,447   $ 13,034,609   $  43,108,444   $  39,452,100      $ 13,823,054
                ============     ============    ============   ============   =============   =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

  The Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

  A. The Trust and NY Trust shares of beneficial interest authorized are unlimited. The Trust's shares are divided into seven series, California Fund, Connecticut Fund, Florida Fund, Interstate Fund, Massachusetts Fund, New Jersey Fund and Pennsylvania Fund. These financial statements and notes apply only to the California, Connecticut, Florida, Massachusetts, New Jersey and Pennsylvania Funds of Reserve Tax-Exempt Trust and to the New York Fund of Reserve New York Tax-Exempt Trust.

  B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trusts use amortized cost to value each Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the number of days to maturity, irrespective of intervening changes in interest rates or market values of investments. The maturity of floating or variable rate instruments in which the Trusts may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing each portfolio's average weighted life to maturity.

  C. It is the Trusts' policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

  D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.

  E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

  F. Each Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:
  ----------------------------------------------------------------------------

  Reserve Management Company, Inc. ("RMCI") manages the Trusts' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees from each Fund at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily closing net assets.

  Also, under the current Service Agreement, RMCI was reimbursed $260,954 (New York Fund), $52,659 (California Fund), $39,868 (Connecticut Fund), $6,796 (Florida Fund), $15,842 (Massachusetts Fund), $66,938 (New Jersey Fund) and $8,424 (Pennsylvania Fund) during the six months ended November 30, 1997 for expenditures made on behalf of the Trusts' for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Trusts' business. At November 30, 1997, the New York, California, Connecticut, Florida, Massachusetts, New Jersey and Pennsylvania Funds, had accrued expenses of $12,282, $4,261, $2,416, $452, $783, $3,365 and $1,136,
  respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

  Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

4. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

5. INVESTMENT CONCENTRATION:
  -------------------------

  The New York, California, Connecticut, Florida, Massachusetts, New Jersey and Pennsylvania Funds invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers of each of the respective states. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 70.24%, 73.25%, 66.76%, 92.58%, 64.29%, 65.03% and 58.60% of the New York, California, Connecticut, Florida, Massachusetts, New Jersey and Pennsylvania Funds' investments, respectively, were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

6. COMPONENTS OF NET ASSETS:
  ---------------------------

  At 11/30/97, the following funds had these components of net assets:

                                                             NEW YORK      CALIFORNIA     CONNECTICUT     FLORIDA
                                                           ------------    -----------    -----------    ----------
Par Value...............................................   $    164,255    $    54,580    $    34,596    $    6,108
Paid-in-Capital.........................................    164,091,201     54,525,449     34,561,729     6,102,306
                                                           ------------    -----------    -----------    ----------
Net Assets..............................................   $164,255,456    $54,580,029    $34,596,325    $6,108,414
                                                           =============   ============   ============   ==========

                                                           MASSACHUSETTS   NEW JERSEY     PENNSYLVANIA
                                                           ------------    -----------    -----------
Par Value...............................................   $     13,052    $    43,108    $    13,823
Paid-in-Capital.........................................     13,039,395     43,065,336     13,809,231
                                                           ------------    -----------    -----------
Net Assets..............................................   $ 13,052,447    $43,108,444    $13,823,054
                                                           =============   ============   ============

                            ------------------------

                            FEDERAL TAX INFORMATION

  The dividends distributed by each Fund are exempt interest dividends for Federal tax purposes.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                                      SIX MONTHS             FOR FISCAL YEARS ENDED MAY 31,
                                                         ENDED           ---------------------------------------
                 NEW YORK FUND                     NOVEMBER 30, 1997           1997                  1996
------------------------------------------------   -----------------     -----------------     -----------------
Net asset value, beginning of period............        $1.0000               $     1.0000          $     1.0000
                                                        -------                    -------               -------
Income from investment operations...............          .0184                      .0352                 .0381
Expenses........................................          .0049                      .0105                 .0105
                                                        -------                    -------               -------
Net investment income(1)........................          .0135                      .0247                 .0276
Dividends from net investment income(1).........         (.0135)                    (.0247)               (.0276)
                                                        -------                    -------               -------
Net asset value, end of period..................        $1.0000               $     1.0000          $     1.0000
                                                   ==============                  =======               =======
Total Return....................................           2.70%(2)                  %2.47                 %2.76
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........        164,255                    153,180               125,454
Ratio of expenses to average net assets.........            .97%(2)                  %1.04                 %1.04
Ratio of net investment income to average net
  assets........................................           2.67%(2)                  %2.43                 %2.72


                 NEW YORK FUND                          1995                  1994                  1993
------------------------------------------------  -----------------     -----------------     -----------------
                                                   <
Net asset value, beginning of period............       $     1.0000          $     1.0000          $     1.0000
                                                            -------               -------               -------
Income from investment operations...............              .0352                 .0249                 .0281
Expenses........................................              .0099                 .0099                 .0103
                                                            -------               -------               -------
Net investment income(1)........................              .0253                 .0150                 .0178
Dividends from net investment income(1).........             (.0253)               (.0150)               (.0178)

                                                            -------               -------               -------
Net asset value, end of period..................       $     1.0000          $     1.0000          $     1.0000
                                                            =======               =======               =======
Total Return....................................              %2.53                 %1.50                 %1.78
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........            152,906               148,387               149,785
Ratio of expenses to average net assets.........              % .98                 % .98                 %1.02
Ratio of net investment income to average net
  assets........................................              %2.48                 %1.48                 %1.76

                                                                                                        OCTOBER 17, 1994
                                                      SIX MONTHS         YEAR ENDED     YEAR ENDED      (COMMENCEMENT OF
                                                         ENDED            MAY 31,        MAY 31,       OPERATIONS) THROUGH
                CALIFORNIA FUND                    NOVEMBER 30, 1997        1997           1996           MAY 31, 1995
------------------------------------------------   -----------------     ----------     ----------     -------------------
Net asset value, beginning of period............        $1.0000           $ 1.0000       $ 1.0000            $1.0000
                                                        -------          ----------     ----------           -------
Income from investment operations...............          .0179              .0341          .0379              .0243
Expenses........................................          .0049              .0102          .0106              .0062
                                                        -------          ----------     ----------           -------
Net investment income(1)........................          .0130              .0239          .0273              .0181
Dividends from net investment income(1).........         (.0130)            (.0239)        (.0273)            (.0181)
                                                        -------          ----------     ----------           -------
Net asset value, end of period..................        $1.0000           $ 1.0000       $ 1.0000            $1.0000
                                                   ==============        =========      =========      ===============
Total Return....................................           2.60%(2)           2.39%          2.73%              1.81%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........         54,580             30,952         12,612             11,088
Ratio of expenses to average net assets.........            .97%(2)           1.03%          1.04%              1.02%(2)
Ratio of net investment income to average net
  assets........................................           2.60%(2)           2.40%          2.67%              2.95%(2)

                                                      SIX MONTHS             FOR FISCAL YEARS ENDED MAY 31,
                                                         ENDED           ---------------------------------------
                CONNECTICUT FUND                   NOVEMBER 30, 1997           1997                  1996
------------------------------------------------   -----------------     -----------------     -----------------
Net asset value, beginning of period............        $1.0000               $     1.0000          $     1.0000
                                                        -------                    -------               -------
Income from investment operations...............          .0179                      .0341                 .0368
Expenses........................................          .0044                     (.0098)               (.0102)
                                                        -------                    -------               -------
Net investment income(1)........................          .0135                      .0243                 .0266
Dividends from net investment income(1).........         (.0135)                    (.0243)                .0266
                                                        -------                    -------               -------
Net asset value, end of period..................        $1.0000               $     1.0000          $     1.0000
                                                   ==============                  =======               =======
Total Return....................................           2.70%(2)                  %2.43                 %2.66
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........         34,596                     33,497                34,801
Ratio of expenses to average net assets.........            .89%(2)                  %0.97                 %1.01
Ratio of net investment income to average net
  assets........................................           2.68%(2)                  %2.39                 %2.61


                CONNECTICUT FUND                        1995                  1994                  1993
------------------------------------------------  -----------------     -----------------     -----------------
                                                   <
Net asset value, beginning of period............       $     1.0000          $     1.0000          $     1.0000
                                                            -------               -------               -------
Income from investment operations...............              .0352                 .0250                 .0269
Expenses........................................            .0098(3)              .0086(3)              .0087(3)

                                                            -------               -------               -------
Net investment income(1)........................              .0254                 .0164                 .0182
Dividends from net investment income(1).........             (.0254)               (.0164)               (.0182)

                                                            -------               -------               -------
Net asset value, end of period..................       $     1.0000          $     1.0000          $     1.0000
                                                            =======               =======               =======
Total Return....................................              %2.54                 %1.64                 %1.82
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........             26,626               128,693               157,115
Ratio of expenses to average net assets.........              %(.893)               %(.853)               %(.863)
Ratio of net investment income to average net
  assets........................................              %2.33                 %1.62                 %1.81

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                                                            JUNE 24, 1996
                                                      SIX MONTHS          (COMMENCEMENT OF
                                                         ENDED           OPERATIONS) THROUGH
                  FLORIDA FUND                     NOVEMBER 30, 1997        MAY 31, 1997
------------------------------------------------   -----------------     -------------------
Net asset value, beginning of period............        $1.0000                $1.0000
                                                        -------                -------
Income from investment operations...............          .0180                  .0321
Expenses........................................          .0047                  .0093
                                                        -------                -------
Net investment income(1)........................          .0133                  .0228
Dividends from net investment income(1).........         (.0133)                (.0228)
                                                        -------                -------
Net asset value, end of period..................        $1.0000                $1.0000
                                                   ==============        ===============
Total Return....................................           2.68%(2)               2.42%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........          6,108                  4,109
Ratio of expenses to average net assets.........            .93%(2)               1.04%(2)
Ratio of net investment income to average net
  assets........................................           2.65%(2)               2.39%(2)

                  FLORIDA FUND
------------------------------------------------
                                                   <
Net asset value, beginning of period............
Income from investment operations...............
Expenses........................................
Net investment income(1)........................
Dividends from net investment income(1).........
Net asset value, end of period..................
Total Return....................................
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........
Ratio of expenses to average net assets.........
Ratio of net investment income to average net
  assets........................................

                                                      SIX MONTHS             FOR FISCAL YEARS ENDED MAY 31,
                                                         ENDED           ---------------------------------------
               MASSACHUSETTS FUND                  NOVEMBER 30, 1997           1997                  1996
------------------------------------------------   -----------------     -----------------     -----------------
Net asset value, beginning of period............        $1.0000               $     1.0000          $     1.0000
                                                        -------                    -------               -------
Income from investment operations...............          .0180                      .0338                 .0362
Expenses........................................          .0037                      .0079(3)              .0086(3)
                                                        -------                    -------               -------
Net investment income(1)........................          .0143                      .0259                 .0276
Dividends from net investment income(1).........         (.0143)                    (.0259)               (.0276)
                                                        -------                    -------               -------
Net asset value, end of period..................        $1.0000               $     1.0000          $     1.0000
                                                   ==============                  =======               =======
Total Return....................................           2.87%(2)                   2.59%                 2.76%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........         13,052                     13,035                 8,955
Ratio of expenses to average net assets.........            .74%(2)                   .79%(3)               .84%(3)
Ratio of net investment income to average net
  assets........................................           2.84%(2)                  2.58%                  2.71%


               MASSACHUSETTS FUND                       1995                  1994                  1993
------------------------------------------------  -----------------     -----------------     -----------------
                                                   <
Net asset value, beginning of period............       $     1.0000          $     1.0000          $     1.0000
                                                            -------               -------               -------
Income from investment operations...............              .0335                 .0227                 .0257
Expenses........................................              .0070(3)              .0052(3)              .0048(3)

                                                            -------               -------               -------
Net investment income(1)........................              .0265                 .0175                 .0209
Dividends from net investment income(1).........             (.0265)               (.0175)               (.0209)

                                                            -------               -------               -------
Net asset value, end of period..................       $     1.0000          $     1.0000          $     1.0000
                                                            =======               =======               =======
Total Return....................................               2.65%                 1.75%                 2.09%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........             10,169                14,824                13,305
Ratio of expenses to average net assets.........                .69%(3)               .51%(3)               .46%(3)
Ratio of net investment income to average net
  assets........................................               2.60%                 1.73%                 2.04%

                                                                                                          JUNE 21, 1994
                                                      SIX MONTHS         YEAR ENDED     YEAR ENDED      (COMMENCEMENT OF
                                                         ENDED            MAY 31,        MAY 31,       OPERATIONS) THROUGH
                NEW JERSEY FUND                    NOVEMBER 30, 1997        1997           1996           MAY 31, 1995
------------------------------------------------   -----------------     ----------     ----------     -------------------
Net asset value, beginning of period............        $1.0000           $ 1.0000       $ 1.0000            $1.0000
                                                        -------          ----------     ----------           -------
Income from investment operations...............          .0178              .0343          .0369              .0330
Expenses........................................          .0051              .0107          .0106              .0087(3)
                                                        -------          ----------     ----------           -------
Net investment income(1)........................          .0127              .0236          .0263              .0243
Dividends from net investment income(1).........         (.0127)            (.0236)        (.0263)            (.0243)
                                                        -------          ----------     ----------           -------
Net asset value, end of period..................        $1.0000           $ 1.0000       $ 1.0000            $1.0000
                                                   ==============        =========      =========      ===============
Total Return....................................           2.55%(2)           2.36%          2.63%              2.43%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........         43,108             39,452         41,026             21,607
Ratio of expenses to average net assets.........           1.02%(2)           1.06%          1.04%              1.01%(2)(3)
Ratio of net investment income to average net
  assets........................................           2.54%(2)           2.33%          2.59%              2.82%(2)

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                               SEPTEMBER 12,
                                   1997
                               (COMMENCEMENT
                                    OF
                                OPERATIONS)
                                  THROUGH
                               NOVEMBER 30,
      PENNSYLVANIA FUND            1997
---------------------------------------------
Net asset value, beginning of
  period...................... $    1.0000
                                  -------
Income from investment
  operations..................       .0082
Expenses......................       .0022
                                  -------
Net investment income(1)......       .0060
Dividends from net investment
  income(1)...................      (.0060)
                                  -------
Net asset value, end of
  period...................... $    1.0000
                              ===============
Total Return..................        2.72%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets in thousands, end
 of period....................      13,823
Ratio of expenses to average
 net assets...................        1.00%(2)
Ratio of net investment income
 to average net assets........        2.71%(2)

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During these periods the Manager waived all or a portion of fees and expenses. If there were no reductions in expenses, the actual expenses would have been 1.00% for the Connecticut and Massachusetts Funds.

American Express Money Market Account
is a cash management service offered by The
Reserve Funds through American Enterprise
Investment Services Inc., a subsidiary of American Express Financial Corporation. Shares offered are shares of The Reserve Funds.

AMERICAN ENTERPRISE INVESTMENT SERVICES INC.
A subsidiary of American Express Financial Corporation

IDS Tower 10
Minneapolis, Minnesota 55440

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.
(C) 1998 American Express Financial Corporation
All rights reserved.
                                                        [LOGO]

                                                   AMERICAN EXPRESS
                                                     MONEY MARKET
                                                       ACCOUNTS
                                                      OFFERED BY
                                                  THE RESERVE FUNDS

                                                   SEMI-ANNUAL REPORT

                                                NEW YORK TAX-EXEMPT FUND
                                               CALIFORNIA TAX-EXEMPT FUND
                                               CONNECTICUT TAX-EXEMPT FUND
                                                 FLORIDA TAX-EXEMPT FUND
                                              MASSACHUSETTS TAX-EXEMPT FUND
                                               NEW JERSEY TAX-EXEMPT FUND
                                              PENNSYLVANIA TAX-EXEMPT FUND

                                                FOR THE SIX MONTHS ENDED
                                                    NOVEMBER 30, 1997
                                                       (UNAUDITED)


                                                        [LOGO]

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                       PRINCIPAL
                                                                                        MATURITY        AMOUNT          VALUE
                               DESCRIPTION OF SECURITY                                    DATE      (IN THOUSANDS)    (NOTE 1)
----------------------------------------------------------------------------------------------------------------------------------
Bleecker HDC Terrace Apt Project S85, 3.85% (a)......................................        7/1/2015 $       2,470 $     2,485,678
Brentwood USD TAN, 4.25%.............................................................       6/30/1998         2,600       2,648,631
Buffalo RAN, 4.40%...................................................................        8/5/1998         1,500       1,507,737
Connetquot CSD TAN, 4%...............................................................       6/25/1998         2,000       2,022,903
Eagle Tax-Exempt Trust COP Series 1994C-2 Class A, 4.08% (a).........................       8/15/2024         3,000       3,033,542
Erie County RAN, 4.50%...............................................................       6/25/1998         1,000       1,023,282
Falconer GOB, 4.55%..................................................................       6/15/1998           490         501,952
Guilderland IDA for North Eastern Industrial Park Series 1993 A, 4% (a)..............       12/1/2008         3,600       3,610,711
Jefferson County IDA for Watertown Carthage, 3.70% (a)...............................       12/1/2012         3,500       3,509,934
Leroy CSD RAN, 4%....................................................................       6/26/1998         3,705       3,772,178
Massapequa USD BAN, 4.25%............................................................      10/29/1998         1,000       1,007,162
Monroe-Woodbury GOB, 5.625%..........................................................       5/15/1998           640         664,291
Montgomery County IDA for Service Merchandise Co., 3.90% (a).........................      12/31/2024         1,600       1,602,906
New York City GOB, 3.75% (a).........................................................       2/15/2016         9,000       9,041,610
New York City GOB Custodial Receipts Series A31, 3.90% (a)...........................        7/2/2000         4,000       4,050,268
New York City GOB Series A, 3.85% (a)................................................        8/1/2023           400         401,243
New York City GOB Series A7, 3.85% (a)...............................................        8/1/2020         4,000       4,012,510
New York City GOB Series B, 3.85% (a)................................................       8/15/2024         3,400       3,410,629
New York City GOB Series B5, 3.85% (a)...............................................       8/15/2022         1,000       1,003,142
New York City GOB Series B6, 3.85% (a)...............................................       8/15/2005           800         802,514
New York City GOB Series B7, 3.85% (a)...............................................       8/15/2018         3,200       3,210,008
New York City GOB Series B8, 3.85% (a)...............................................       8/15/2024         8,500       8,526,571
New York City GOB Series D, 3.85% (a)................................................        2/1/2020           300         300,959
New York City GOB Series E2, 3.85% (a)...............................................        8/1/2020         2,800       2,808,757
New York City GOB Series E2, 3.85% (a)...............................................        8/1/2021         1,900       1,905,942
New York City GOB Series E4, 3.85% (a)...............................................        8/1/2021           800         802,502
New York City GOB Series E4, 3.85% (a)...............................................        8/1/2021         1,000       1,003,127
New York City GOB Series E4, 3.85% (a)...............................................        8/1/2022         5,600       5,617,513
New York City GOB Series E5, 3.85% (a)...............................................        8/1/2009         1,000       1,003,127
New York City GOB Series E5, 3.85% (a)...............................................        8/1/2010         1,000       1,003,127
New York City GOB Series E5, 3.85% (a)...............................................        8/1/2015         3,000       3,009,382
New York City GOB Series E5, 3.85% (a)...............................................        8/1/2019         1,000       1,003,127
New York City GOB Series E6, 3.85% (a)...............................................        8/1/2019         3,600       3,611,258
New York City HDC for Parkgate Tower, 3.85% (a)......................................       12/1/2007           500         501,447
New York City IDA for Goodwill Project, 3.90% (a)....................................        3/1/2000           955         957,607
New York City IDA for Stroheim & Roman, 3.90% (a)....................................       12/1/2015         1,500       1,513,523
New York City Municipal Water Finance Authority, 4% (a)..............................       6/15/2025         1,000       1,001,686
New York State HFA for Mt. Sinai School, 3.85% (a)...................................       11/1/2014         1,800       1,805,045
New York State Dormitory Authority Public Library, 3.80% (a).........................        7/1/2022         1,000       1,002,879
New York State ERD for Brooklyn Union Gas, 3.85% (a).................................       12/1/2020         2,000       2,005,351
New York State ERD G&E Revenue Bonds, 3.75% (a)......................................        2/1/2029         2,150       2,156,073
New York State ERD/PCR for LILCO Series 85B, 3.60% (a)...............................        3/1/2016         3,000       3,027,149
New York State Job Development Authority Series F, 4.30% (a).........................        3/1/1999         1,630       1,635,377
New York State Job Development Authority Series 84, 4.30% (a)........................        3/1/1999         2,960       2,969,764
New York State Job Development Authority Series 85, 4.30% (a)........................        3/1/1999         1,270       1,274,189
New York State Local Government Assistance 1993A, 3.80% (a)..........................        4/1/2022        12,700      12,735,048
New York State Local Government Assistance Series B, 3.85% (a).......................        4/1/2025         3,900       3,911,428
North Hempstead BAN, 4.25%...........................................................       2/26/1998         4,287       4,429,695
North Hempstead BAN, 4.10%...........................................................      10/29/1998         3,000       3,016,028
Onondaga County IDR for Edgecomb Metals Project, 3.85% (a)...........................       11/1/2009         1,100       1,103,506
Onondaga County IDR for McLane Co. Project, 4.35% (a)................................       11/1/2004         3,200       3,211,396
Oyster Bay BAN, 4%...................................................................       2/27/1998           675         695,489
Queensbury UFSD BAN, 4.25%...........................................................        8/7/1998         4,000       4,063,987
Rotterdam Mononassen GOB, 4.75%......................................................       6/15/1998         1,185       1,216,767
Suffolk County IDA for Target Rock Corporation Revenue Bonds, 3.70% (a)..............        2/1/2007         4,000       4,011,666
Suffolk County IDA for Satellite Transmission Systems, Inc., 4% (a)..................       11/1/2007         1,530       1,534,930
Syracuse BAN, 3.90%..................................................................      12/19/1997         2,000       2,074,295
Syracuse IDA for General Accident Insurance Co. Project, 3.80% (a)...................       12/1/2003         4,550       4,636,158
Triboro Bridge and Tunnel Authority Special Obligation Series 1994, 3.75% (a)........        1/1/2024         4,800       4,814,150
West Hampton Beach TAN, 4.25%........................................................       6/29/1998         2,000       2,028,001
Yonkers IDA Civic Revenue Bonds for Consumers Union, 3.75% (a).......................        7/1/2019         1,400       1,403,753
Yonkers IDR for Consumers Union Facility, 3.75% (a)..................................        7/1/2021         4,500       4,512,064
                                                                                                                   ---------------
Total New York Fund Investments (99.34%) (Cost $162,099,426).........................                                  163,166,674
Other assets, less liabilities (.66%)................................................                                    1,088,782
                                                                                                                   ---------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 164,255,456 shares of beneficial interest of $.001 par value
 outstanding.........................................................................                              $   164,255,456
                                                                                                                      ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS

              RESERVE TAX-EXEMPT TRUST--CALIFORNIA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Anaheim COP, 3.55% (a)......................................................   8/1/2019           $  250            $     252,835
California Community Development Authority Series A3, 3.70% (a).............  5/15/2025            2,300                2,303,775
California HFA for Sutter Health Series 1990 B, 3.70% (a)...................   3/1/2020              400                  401,209
California MSR Public Power Authority, 3.25% (a)............................   7/1/2022              300                  300,748
California PCR for Pacific Gas & Electric Co. Series 96D, 3.65%.............  12/4/1997            3,000                3,005,700
California RAN, 4.50%.......................................................  6/30/1998              500                  506,862
California School District Cash Reserve Program Series A, 4.75%.............   7/2/1998            1,000                1,024,834
California Statewide CDA for House Ear Institute Series 93A, 3.65% (a)......  12/1/2018            1,500                1,513,373
East Bay Municipal Water and Sewer Utility, 6% (a)..........................   6/1/1998              500                  520,118
Foothill/Eastern Transportation Toll Road Revenue Bonds Series 95C, 3.55%
 (a)........................................................................   1/2/2035            1,000                1,002,734
Foothill/Eastern Transportation Toll Road Revenue Bonds, 3.60% (a)..........   1/2/2035              500                  501,387
Grand Terrace HFA for Community Redevelopment Agency, 4.10% (a).............  12/1/2011            3,800                3,810,770
Hemet MHR for Sunwest Resort Village, 3.70% (a).............................   7/1/2006            1,500                1,508,838
Hermosa Beach EDA for Parking District Facility Project, 3.65% (a)..........  12/1/2023            2,000                2,005,219
Irvine Improvement Bond Assessment District 85, 3.60% (a)...................   9/2/2011            2,000                2,005,874
Irvine Ranch PCR for Water District Election #282, 3.70% (a)................ 11/15/2013              400                  401,197
Irvine Ranch Public Facilities and Infrastructure Authority Series 85, 3.55%
 (a)........................................................................  11/1/2010            1,300                1,303,574
Kern High School District TRAN, 4.50%.......................................  8/20/1998            1,000                1,016,858
Lancaster MHR for Westwood Park Apartments 1985, 3.60% (a)..................  12/1/2007              500                  501,357
Los Angeles Community Redevelopment Agency for Baldwin Hills, 3.75% (a).....  12/1/2014              400                  401,065
Los Angeles Community Redevelopment for Promenade Towers Series 1989, 3.80%
 (a)........................................................................   4/1/2009            3,175                3,194,720
Los Angeles Custodial Receipts, 3.80% (a)...................................   7/1/2005            1,890                1,919,771
Los Angeles Housing Authority Malibu Meadows Project Series 91-A, 4.20%
 (a)........................................................................  12/1/2015            1,000                1,003,089
Los Angeles IDA for International Airport Authority, 3.85% (a)..............  12/1/2025            1,000                1,003,151
Los Angeles USD TRAN, 4.50%.................................................  6/30/1998            1,000                1,022,479
Oakland USD TRAN, 4.25%..................................................... 10/28/1998            1,000                1,007,334
Orange County Apartment Development Revenue Bonds Issue A of 1991, the Lakes
 Project 3.75%, Letter of Credit with Citibank (a)..........................  12/1/2006            1,000                1,002,795
Orange County Coast Assessment District 88-1, 3.70% (a).....................   9/2/2018            1,300                1,304,018
Orange County Sanitation District Capital Improvement Program 1990-92, 3.75%
 Letter of Credit with National Westminster (a).............................   8/1/2015              200                  200,605
Pasadena IDA for Rose Bowl Improvement Project, 3.65% (a)...................  12/1/2011              600                  601,679
Pico Rivera Community Redevelopment Agency for Rainer Fund Crossroads Plaza
 Project, 3.75% (a).........................................................  12/1/2010              700                  701,895
Puerto Rico Electric Power Authority Series 11, 3.80% (a)...................   7/1/2022              500                  509,740
Puerto Rico Government Development Bank Series 97, 3.80%....................  12/4/1997            2,000                2,003,748
Redlands COP, 3.60% (a).....................................................   9/1/2015              965                  967,676
Sacramento Municipal Utility District Series 1, 3.70%.......................  1/21/1998            3,000                3,005,474
San Bernadino HFR for Alta Park Project, 4.20% (a)..........................   5/1/2006            2,200                2,206,766
San Bernadino IDA for Gate City, 4.40% (a)..................................   3/1/2005              200                  202,113
San Francisco HFR for Bayside Village Series 85, 3.95% (a)..................  12/1/2005              300                  301,955
San Francisco HFR for Yerba Buena Gardens, 3.70% (a)........................   9/1/2006            1,000                1,002,849
San Joaquin USD TRAN, 4.50%.................................................  1/15/1998            1,000                1,051,743
San Jose HFR Redevelopment Agency, 3.60% (a)................................   7/1/2026            2,700                2,707,323
Santa Clara Electric Revenue Bonds Series 85C, 3.60% (a)....................   7/1/2010              300                  300,832
Santa Clara El Cammino Hospital District, 3.70% (a).........................   8/1/2015              200                  200,549
Union City MHR for Skylark Apartments, 4.20% (a)............................  11/1/2007            1,500                1,502,396
Upland MHR Community Redevelopment Bonds Series B for Northwood Project,
 4.40% (a)..................................................................   3/1/2014              300                  303,135
Vista MHR for Shadow Ridge Apartments Project, 3.95% (a)....................   5/1/2005              800                  802,322
                                                                                                                   --------------
Total California Fund Investments (99.52%) (Cost $54,026,030)...............                                           54,318,484
Other assets, less liabilities (.48%).......................................                                              261,545
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 54,580,029 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  54,580,029
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Connecticut DAI for Allen Group Inc., 3.80% (a).............................   2/1/2013           $1,400            $   1,404,081
Connecticut DAI for Conco Medical Co. Project Series 85, 3.80% (a)..........  11/1/2005              700                  701,809
Connecticut DAI for General Accident Insurance Co., 3.80% (a)...............  12/1/2013            1,700                1,732,187
Connecticut DAI for Martin Brower Corp. Series 1985, 3.70% (a)..............   5/1/2005              170                  170,468
Connecticut DAI for Regional YMCA Project, 3.80% (a)........................   6/1/2008              537                  538,683
Connecticut DAI for Trudy Corporation Project, 3.70% (a)....................   9/1/2009              500                  501,419
Connecticut DAI for Zotos International Project, 3.90% (a)..................  12/1/2004            1,655                1,659,951
Connecticut Development Authority Health Care Revenue Bonds for Independent
 Living Project 1990 Series, 3.70% (a)......................................   7/1/2015            2,145                2,151,065
Connecticut Development Authority PCR for Central Vermont Public Service,
 3.50% (a)..................................................................  12/1/2015            1,400                1,403,759
Connecticut Development Authority PCR for Connecticut Light and Power
 Project Series 1993, 3.85% (a).............................................   9/1/2028            1,300                1,303,847
Connecticut Development Authority PCR for Western Massachusetts Electric Co.
 Series 1993A, 3.70% (a)....................................................   9/1/2028            1,700                1,704,793
Connecticut HEF for Charlotte Hospital Series B, 3.65% (a)..................   7/1/2010              500                  501,383
Connecticut HEF for Kingswood Oxford School Issue Series A, 3.80% (a).......   2/1/2009              420                  421,224
Connecticut HEF for New Haven Hospital RAW Series E, 3.80% (a)..............   6/1/2012              500                  509,447
Connecticut HEF for Pomfret School Issue Series A, 3.65% (a)................   7/1/2024            1,300                1,303,380
Connecticut HEF for Sharon Hospital Issue Series A, 3.60% (a)...............   9/1/2027            1,000                1,002,466
Connecticut HEF for Yale University Series T, 3.90% (a).....................   7/1/2029              400                  401,109
Connecticut HEF for Yale University Series T, 3.95% (a).....................   7/1/2029            1,600                1,604,476
Connecticut HFA BDS Project, 3.85%, (a).....................................  5/15/2018            1,400                1,402,376
Connecticut State GOB, 6%...................................................   3/1/1998            1,000                1,020,959
Connecticut State GOB, 3.75% (a)............................................  5/15/2014            1,500                1,504,426
Connecticut State Special Assessment Unemployment Compensation RAW Series C,
 3.90% (a).................................................................. 11/15/2001            1,500                1,524,322
Connecticut State Special Assessment Unemployment Compensation RAW Series
 1993B Pre-refunded, 7.20% (a)..............................................  2/15/1998              460                  481,899
Connecticut State Special Tax Transportation Infrastructure 2nd Lien Revenue
 Bonds, 3.80% (a)...........................................................  12/1/2010            1,570                1,574,559
Darien Unlimited Tax GOB, 6.25%.............................................  8/15/1998              400                  414,072
Hamden BAN, 4%..............................................................  8/14/1998            1,000                1,013,185
Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.75% (a)...   6/1/2020            1,400                1,403,920
New Canaan BAN, 3.75%.......................................................  3/10/1998            1,000                1,028,038
Puerto Rico Electric Power Authority Series 11, 3.80% (a)...................   7/1/2022              500                  509,740
Puerto Rico Industrial, Medical, and Environmental RAW for Reynolds Metals,
 3.80% (a)..................................................................   9/1/2013            1,200                1,211,463
Puerto Rico Government Development Bank Series 97, 3.80%....................  12/4/1997            1,500                1,502,811
Puerto Rico University GOB, 4.55%...........................................   6/1/1998              500                  513,233
Simsbury GOB, 4.60%.........................................................  1/15/1998              410                  417,617
                                                                                                                   --------------
Total Connecticut Fund Investments (99.83%) (Cost $34,330,621)..............                                           34,538,167
Other assets, less liabilities (.17%).......................................                                               58,158
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 34,596,325 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  34,596,325
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
ARIZONA -- .16%
Apache County IDA for Tucson Electric Power Company, 3.85% (a).............. 12/15/2018            $200              $    200,344
CALIFORNIA -- .25%
Grand Terrace HFA for Community Redevelopment Agency, 4.10% (a).............  12/1/2011             100                   100,283
San Bernadino HFR for Alta Park Project, 4.20% (a)..........................   5/1/2006             200                   200,615

CONNECTICUT -- .25%
Hartford Redevelopment Agency MHR for Underwood Towers Project, 3.75% (a)...   6/1/2020             400                   401,120

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
FLORIDA -- 82.47%
Boca Raton IDA for Parking Garage Project, 4.325% (a).......................  12/1/2014            $400              $    404,114
Broward MHR for Welleby Apartment Project Series 1984, 3.90% (a)............  12/1/2006             400                   401,179
Collier IDA for Retirement Rental Housing Revenue Bonds HFA, 3.90% (a)......  12/1/2015             200                   200,588
Dade IDA for Aviation Authority Facilities Series 84A, 4.30% (a)............  10/1/2009             100                   100,298
Dade IDA for Dolphin Stadium Project, 3.85% (a).............................   1/1/2016             300                   300,888
Dade HFA for Hospital Revenue Bonds for Miami Children's Hospital Project,
 3.85% (a)..................................................................   3/1/2025             200                   200,549
Dade HFA for Hospital Revenue Bonds for Miami Children's Hospital Project,
 3.80% (a)..................................................................   9/1/2025             200                   200,549
Duval HFA for Lakes of Mayport Apartment Project, 3.90% (a).................  12/1/2009             400                   401,192
Florida General Service Division Facilities RAW, 7.75%......................   9/1/1998             305                   325,430
Gulf Breeze IDR for Series 85, 4% (a).......................................  12/1/2015             200                   200,591
Jacksonville IDR for Coastal Islands Project, 3.95% (a).....................   8/1/2008             155                   155,496
Manatee PCR for Florida Power and Light, 3.85% (a)..........................   9/1/2024             100                   100,311
Putnam PCR for Florida Power and Light, 3.85% (a)...........................   9/1/2024             100                   100,311
Port St. Lucie PCR for Florida Power and Light, 3.80% (a)...................   1/1/2011             200                   200,583
Tampa Occupational License Tax Bonds, 3.85% (a).............................   5/1/2027             200                   200,552
University of North Florida Capital Improvement Project, 3.90% (a)..........  11/1/2024             300                   300,893

CHICAGO -- 2.43%
Chicago O'Hare International Airport American Airlines Series 94, 3.85%
 (a)........................................................................  12/1/2017             100                   100,315

MASSACHUSETTS -- 2.43%
Massachusetts HEF for Harvard University, 3.70% (a).........................   2/1/2016             300                   300,855
Massachusetts IFA for Governor Drummer Academy, 3.75% (a)...................   7/1/2026             200                   200,506

MARYLAND -- 2.46%
Baltimore IDA for Mayor & City Council, 4.25% (a)...........................   8/1/2016             200                   200,600

MISSOURI -- .25%
Cole IDA for Mobine Manufacturing Series 85, 4.15% (a)......................  12/1/2015             200                   201,354

NEW JERSEY -- .10%
New Jersey EDA for Volvo of American Corp., 4.378 (a).......................  12/1/2004             200                   202,018

OREGON -- .25%
Medford HFA for Rogue Valley Health, 3.95% (a)..............................  10/1/2016             100                   100,318
                                                                                                                   --------------
Total Florida Fund Investments (98.26%) (Cost $5,977,181)...................                                            6,001,852
Other assets, less liabilities (1.74%)......................................                                              106,562
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 6,108,414 shares of beneficial interest of
 $.001 par value outstanding................................................                                         $  6,108,414
                                                                                                                      ===========

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Boston Water and Sewer Commission Revenue Bonds 1994A, 3.65% (a)............  11/1/2024            $200             $     200,567
Chelsea GOB, 5.75%..........................................................  4/15/1998             315                   319,512
Dennis GOB, 4.50%...........................................................   3/1/1998             470                   476,274
Dighton-Rehoboth Regional School District GOB, 6.50%........................   6/1/1998             190                   198,577
Framingham IDA for Perrini Corp., 4% (a)....................................  9/30/2005             300                   300,905
Hingham BAN, 4%............................................................. 12/19/1997             300                   311,439
Massachusetts Dedicated Income Tax Bonds Series B, 3.95% (a)................  12/1/1997             200                   200,631
Massachusetts Dedicated Income Tax Bonds Series E, 3.95% (a)................  12/1/1997             100                   100,315
Massachusetts HEF for Endicott College Series A, 3.75% (a)..................  10/1/2011             300                   300,762
Massachusetts HEF for Clark University, 3.95% (a)...........................  12/1/2004             100                   100,294
Massachusetts HEF for Boston University Series H, 3.80% (a).................  12/1/2015             400                   404,331
Massachusetts HEF for Harvard University, 3.70% (a).........................   2/1/2016             587                   588,674
Massachusetts HEF for Harvard University, 3.70% (a).........................   8/1/2017             200                   200,570

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Massachusetts HEF for Mount College Series A, 3.75% (a).....................   7/1/2018            $400             $     401,016
Massachusetts HEF Capital Assistance Program Series G-1, 3.60% (a)..........   1/1/2019             300                   300,775
Massachusetts HEF Capital Asset Series D, 3.75% (a).........................   1/1/2035             400                   401,144
Massachusetts HEF Capital Asset Series E, 3.80% (a).........................   1/1/2035             600                   601,729
Massachusetts HEF for Williams College Series E, 3.75% (a)..................   8/1/2014             400                   401,154
Massachusetts HEF for Wellesley College Series B, 3.70% (a).................   7/1/2022             400                   401,219
Massachusetts IDA for KRH Rolls Inc. Project Series 1988, 4.40% (a).........   5/1/2006             500                   503,514
Massachusetts IFA for Composite Easy Day, 3.75% (a).........................   7/1/2006             160                   160,409
Massachusetts IFA for Emerson College, 3.75% (a)............................  11/1/2025             500                   501,423
Massachusetts IFA for Griffin Realty Series B, 3.80% (a)....................   7/1/2008             645                   646,666
Massachusetts IFA for Groton School, 3.70% (a)..............................   6/1/2019             200                   200,557
Massachusetts IFA for Holyoke Water Power Project, 3.60% (a)................   5/1/2022             300                   300,835
Massachusetts IFA for Quamco Series B, 3.60% (a)............................   9/1/2001             800                   802,224
Massachusetts Showa Women's Institute of Boston, 3.90% (a)..................  3/15/2004             600                   601,873
Millford GOB, 6.20%.........................................................  11/1/1998             135                   138,364
Natick BAN, 4.25%...........................................................   8/7/1998             500                   507,841
Needham GOB, 5%.............................................................  6/15/1998             835                   859,343
Puerto Rico Industrial, Medical, Higher Education and Environmental Bonds
 for PCR Facility Authority, 4.05% (a)......................................  12/1/2015             200                   200,606
Watertown BAN, 4.25%........................................................  5/13/1998             345                   353,484
West Newbury BAN, 4.25%.....................................................   5/6/1998             375                   379,298
Westfield BAN, 4.50%........................................................   5/8/1998             500                   513,591
                                                                                                                   --------------
Total Massachusetts Fund Investments (98.68%) (Cost $12,786,312)............                                           12,879,916
Other assets, less liabilities (1.32%)......................................                                              172,531
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 13,052,447 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  13,052,447
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Atlantic City Improvement Authority Pooled Government Loan Program, 3.65%
 (a)........................................................................   7/1/2026           $2,000            $   2,005,573
Clark Township TAN, 4.04%...................................................   4/8/1998            1,250                1,266,525
Cranford GOB, 4%............................................................  2/27/1998            1,291                1,330,728
East Rutherford BAN, 4.31%..................................................  1/23/1998              498                  510,679
Eatontown BAN, 4.25%........................................................ 12/17/1997              550                  572,473
Essex County Improvement Authority GOB, 3.65% (a)........................... 12/01/2025            2,000                2,005,427
Evesham Fire District BAN, 4.50%............................................  4/14/1998              675                  693,307
Fairfield BAN, 4%........................................................... 12/17/1997              600                  622,153
Haddonfield Temp Notes, 4.30%...............................................   7/3/1998              950                  969,038
Jersey City School Promissory Notes, 4.375%.................................  9/18/1998            2,000                2,023,495
Millville BAN, 4.10%........................................................   7/8/1998            1,319                1,328,532
Monmouth County Authority Pooled Government Loan Program, 3.60% (a).........   8/1/2016              100                  100,275
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.65% (a)............  12/1/2027              300                  300,834
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.65% (a)............  12/1/2027            1,000                1,002,779
New Jersey EDA for Bayonne IMTT Docking Revenue Bonds, 3.70% (a)............  12/1/2027            3,450                3,459,721
New Jersey EDA for Economic Growth Bond Series F, 3.65% (a).................   8/1/2014              740                  742,053
New Jersey EDA for Lawrenceville School, 3.65% (a)..........................   7/1/2026            1,000                1,002,816
New Jersey EDA for PCR Series 95, 3.65% (a).................................   9/1/2012              800                  802,219
New Jersey EDA for St. Peters School Series 1995, 3.85% (a).................   1/1/2010            1,145                1,148,267
New Jersey EDA for Trailer Marine Corps Project, 3.70% (a)..................   2/1/2002              400                  401,216
New Jersey EDA for Volvo of American Corp, 4.378% (a).......................  12/1/2004            3,500                3,535,322
New Jersey EDA for RJB Associate Project, 3.95% (a).........................   8/1/2008              900                  902,658
New Jersey HCF Hospital Capital Asset, 3.70% (a)............................  7/01/2035              400                  401,118
New Jersey Sports Expo Authority Series 92C, 3.70% (a)......................  9/01/2024            2,800                2,824,655
New Jersey Turnpike Authority General Series 91D, 3.70% (a).................  1/01/2018            3,700                3,749,768
Port Authority of New York and New Jersey Versatile Structured Obligations,
 3.85% (a)..................................................................   5/1/2019            3,800                3,810,926
Puerto Rico Government Development Bank-Adjustable Rate Bonds, 3.80% (a)....  12/4/1997            2,000                2,003,748

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Rahway BAN, 4%.............................................................. 12/23/1997           $  500            $     518,882
Trenton Temp Notes, 4%...................................................... 12/18/1997            1,000                1,038,317
Vernon Board of Education Temp Notes, 4%....................................  1/16/1998            1,000                1,035,265
                                                                                                                   --------------
Total New Jersey Fund Investments (97.68%) (Cost $41,701,336)...............                                           42,108,769
Other assets, less liabilities (2.32%)......................................                                              999,675
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 43,108,444 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  43,108,444
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

            STATEMENT OF NET ASSETS--NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                PRINCIPAL
                                                                              MATURITY            AMOUNT               VALUE
                          DESCRIPTION OF SECURITY                               DATE          (IN THOUSANDS)          (NOTE 1)
---------------------------------------------------------------------------- ----------       --------------       --------------
Allegheny County for University of Pittsburgh Project Series 85, 3.75%
 (a)........................................................................   7/1/2015           $  500            $     503,046
Allegheny County IDA for Longwood at Oakmont, 3.85% (a).....................   7/1/2027              600                  601,743
Beaver County TRAN, 3.75%...................................................  2/19/1998            1,000                1,001,849
Bucks County IDA for Edgecomb Metals Co, Inc. 3.85% (a).....................  10/1/2009              500                  503,176
Butler County IDA for Lutheran Welfare RAW, 3.80% (a).......................  11/1/2026              500                  501,470
Dauphin County HEF General Authority Variable Rate Bonds, 4.13% (a).........  11/1/2017              500                  500,992
Delaware Valley Finance Authority Series 85, 3.80% (a)......................  12/1/2020              600                  601,767
Delaware Valley PCR for Peco Energy Corporation, 3.70%......................  12/5/1997              500                  502,281
Delaware Valley PCR for Philadelphia Electric Co., 3.75% (a)................   8/1/2016              600                  601,713
Emmaus General Authority Local Government Revenue Bonds, 3.95% (a)..........   3/1/2024            1,600                1,604,853
Montgomery County TRAN, 3.75%...............................................  1/21/1998            1,000                1,001,849
Philadelphia HEF for Kings College, 4.50% (a)...............................  11/1/1998              200                  201,383
Philadelphia HEF for Temple University, 3.90% (a)...........................  10/1/2009              600                  601,880
Philadelphia School District TRAN, 4.50%....................................  6/30/1998              500                  511,006
Philadelphia TRAN, 4.50%....................................................  6/30/1998              500                  511,006
Philadelphia Hospital Authority for Children's Hospital, 3.80% (a)..........   3/1/2027              600                  601,740
Philadelphia PCR Gas and Electric, 3.75%....................................  12/4/1997            1,000                1,001,130
Puerto Rico EPR Series 11, 3.80% (a)........................................   7/1/2022              500                  509,740
Puerto Rico Industrial, Medical Environmental PCR, 4.05% (a)................  12/1/2015              500                  501,515
University of Pittsburgh HEF Capital Bond Project, 3.75% (a)................   1/1/2019              500                  503,047
Western Wayne School District GOB, 5%....................................... 10/15/1998              100                  101,483
York County General Authority Pooled Finance, 3.95% (a).....................   9/1/2026              500                  501,498
                                                                                                                   --------------
Total Pennsylvania Fund Investments (97.45%) (Cost $13,405,414).............                                           13,470,167
Other assets, less liabilities (2.55%)......................................                                              352,887
                                                                                                                   --------------
NET ASSETS (100%) equivalent to $1.00 net asset value, offering and redemption prices per share on 13,823,054 shares of beneficial interest of
 $.001 par value outstanding................................................                                        $  13,823,054
                                                                                                                     ============

---------------
(a) The interest rate is subject to change periodically. The rates shown were in effect at November 30, 1997. Securities payable on demand are collateralized by bank letters of credit or other bank credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND

SECURITY TYPE ABBREVIATIONS:

BAN     --  Bond Anticipation Notes
COP     --  Certificate of Participation
CSD     --  Central School District
DAI     --  Development Authority
            Industrial Development
            Refunding Bonds
EDA     --  Economic Development Authority
            Revenue Bonds
ERD     --  Energy Research and
            Development Authority
GOB     --  General Obligation Bonds
HCF     --  Health Care Facilities Revenue
            Bonds
HDC     --  Housing Development
            Corporation Bonds
HEF     --  Health and Educational
            Facilities Revenue Bpnds
HFA     --  Health Facilities Authority
            Revenue Bonds
HFR     --  Housing Finance Revenue Bonds
IDA     --  Industrial Development
            Authority Revenue Bonds
IDR     --  Industrial Development Agency
            Revenue Bonds
IFA     --  Industrial Finance Authority
MHR     --  Multifamily Housing Revenue
            Bonds
PCR     --  Pollution Control Revenue
            Bonds
RAN     --  Revenue Anticipation Notes
RAW     --  Revenue Anticipation Warrants
TAN     --  Tax Anticipation Notes
TRAN    --  Tax & Revenue Anticipation
            Notes
USD     --  Unified School District

                            RESERVE TAX-EXEMPT TRUST

                      STATEMENT OF ASSETS AND LIABILITIES
                SIX MONTHS ENDED NOVEMBER 30, 1997--(UNAUDITED)

                                                                                                  FLORIDA FUND
                                                                                                  ------------
ASSETS:
  Investments, at value (identified cost -- $3,680,000)....................................        $3,689,647
  Cash.....................................................................................           420,058
                                                                                                  ------------
    Total Assets...........................................................................         4,109,705
                                                                                                  ------------
LIABILITIES:
  Accrued expenses.........................................................................               321
                                                                                                  ------------
    Total Liabilities......................................................................               321
                                                                                                  ------------
NET ASSETS.................................................................................        $4,109,384
                                                                                                  ===========
NET ASSETS CONSIST OF:
  Shares of beneficial interest, $.001 par value, unlimited number of shares authorized....        $    4,109
  Paid-in capital in excess of par.........................................................         4,105,275
                                                                                                  ------------
NET ASSETS -- Equivalent to $1.00 per share based on 4,109,384 shares of beneficial
  interest outstanding.....................................................................        $4,109,384
                                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
                SIX MONTHS ENDED NOVEMBER 30, 1997--(UNAUDITED)

                                     RESERVE NEW YORK
                                     TAX-EXEMPT TRUST                           RESERVE TAX-EXEMPT TRUST
                                     ----------------  --------------------------------------------------------------------------
                                         NEW YORK      CALIFORNIA  CONNECTICUT  FLORIDA   MASSACHUSETTS  NEW JERSEY  PENNSYLVANIA*
                                           FUND           FUND        FUND        FUND        FUND          FUND         FUND
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
INTEREST INCOME (Note 1)............    $3,223,504      $682,265    $ 593,610   $102,683    $ 261,120     $729,664     $103,731
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
EXPENSES
  Management fee....................       442,433        95,513       83,065     14,362       36,476      102,847       13,983
  Shareholder servicing,
    administration and general
    office expenses.................       188,565        33,936       26,256      4,357        9,780       46,142        5,884
  Distribution assistance (Note
    3)..............................       153,958        38,000       24,816      5,500        1,806       38,849        5,559
  Equipment expense.................        23,554         4,798        3,598        594        1,456        5,718          813
  Professional fees.................        13,211         4,483        3,389        483        1,375        3,649          578
  Occupancy costs...................         9,841         2,004        1,505        248          609        2,390          340
  Stationery, printing and
    supplies........................         5,417         3,506        2,731        441        1,036        5,654          646
  Trustee fees......................         1,502           287          231         33           96          367           46
  Other expenses....................        18,864         3,645        2,158        640        1,490        3,018          117
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
    Total Expenses..................       857,345       186,172      147,749     26,658       54,124      208,634       27,966
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
  Less: Management fees and other
    expenses voluntarily waived by
    Investment Manager..............
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
  Net Expenses......................       857,345       186,172      147,749     26,658       54,124      208,634       27,966
                                     ----------------  ----------  -----------  --------  -------------  ----------  ------------
NET INVESTMENT INCOME...............    $2,366,159      $496,093    $ 445,861   $ 76,025    $ 206,996     $521,030     $ 75,765
                                     ===============    ========   ==========   ========  ============   ==========  ===========

---------------
* Pennsylvania commenced operations on September 12, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                            RESERVE NEW YORK
                                            TAX-EXEMPT TRUST                           RESERVE TAX-EXEMPT TRUST
                                      -----------------------------   -----------------------------------------------------------
                                              NEW YORK FUND                 CALIFORNIA FUND                CONNECTICUT FUND
                                      -----------------------------   ----------------------------   ----------------------------
                                       SIX MONTHS                      SIX MONTHS                     SIX MONTHS
                                          ENDED        YEAR ENDED        ENDED        YEAR ENDED        ENDED        YEAR ENDED
                                      NOVEMBER 30,       MAY 31,      NOVEMBER 30       MAY 31,      NOVEMBER 30,      MAY 31,
                                          1997            1997            1997           1997            1997           1997
                                      -------------   -------------   ------------   -------------   ------------   -------------
INCREASE (DECREASE) IN NET ASSETS
  FROM INVESTMENT OPERATIONS:
    Net investment income paid to
      shareholders as dividends
      (Note 1)......................  $  (2,366,159)  $  (3,838,918)  $   (496,093)  $    (498,099)  $   (445,861)  $    (797,967)
                                      -------------   -------------   ------------   -------------   ------------   -------------
  FROM CAPITAL SHARE TRANSACTIONS
    (at net asset value of $1 per
    share):
    Net proceeds from sale of
      shares........................    350,200,088     676,647,327    104,881,595     153,856,260     49,183,226     104,926,291
    Net asset value of shares issued
      on reinvestment of
      dividends.....................      2,366,159       3,838,918        496,093         498,099        445,861         797,967
                                      -------------   -------------   ------------   -------------   ------------   -------------

      Subtotal......................    352,566,247     680,486,245    105,377,688     154,354,359     49,629,087     105,724,258

    Cost of shares redeemed.........   (341,490,875)   (652,760,567)   (81,750,055)   (136,013,932)   (48,529,265)   (107,029,059)
                                      -------------   -------------   ------------   -------------   ------------   -------------
  Net increase (decrease) in net
    assets derived from capital
    share transactions and from
    investment operations...........     11,075,372      27,725,678     23,627,633      18,340,427      1,099,822      (1,304,801)

NET ASSETS:
  Beginning of period...............    153,180,084     125,454,406     30,952,396      12,611,969     33,496,503      34,801,304
                                      -------------   -------------   ------------   -------------   ------------   -------------
  End of period.....................  $ 164,255,456   $ 153,180,084   $ 54,580,029   $  30,952,396   $ 34,596,325   $  33,496,503
                                       ============    ============    ===========    ============    ===========    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                STATEMENTS OF CHANGES IN NET ASSETS--(UNAUDITED)

                                                           RESERVE TAX-EXEMPT TRUST
             --------------------------------------------------------------------------------------------------------------------
                       FLORIDA FUND
             ---------------------------------                                                                 PENNSYLVANIA FUND
                                 JUNE 24, 1996                                                                 ------------------
                                 (COMMENCEMENT       MASSACHUSETTS FUND               NEW JERSEY FUND          SEPTEMBER 12, 1997
                                      OF         ---------------------------   -----------------------------     (COMMENCEMENT
                SIX MONTHS        OPERATIONS)     SIX MONTHS                    SIX MONTHS                       OF OPERATIONS)
                   ENDED            THROUGH         ENDED        YEAR ENDED        ENDED        YEAR ENDED          THROUGH
               NOVEMBER 30,         MAY 31,      NOVEMBER 30,     MAY 31,      NOVEMBER 30,       MAY 31,         NOVEMBER 30,
                   1997              1997            1997           1997           1997            1997               1997
             -----------------   -------------   ------------   ------------   -------------   -------------   ------------------
INCREASE
 (DECREASE)
 IN NET
 ASSETS
 FROM
 INVESTMENT
OPERATIONS:
   Net
 investment
     income
     paid
     to
     shareholders
     as dividends
     (Note 1)..   $  (76,025)   $    (92,773)   $   (206,996)  $   (285,186)  $    (521,030)  $    (909,418)     $    (75,765)
                ------------     ------------    ------------   ------------   -------------   -------------      ------------
 FROM
   CAPITAL
   SHARE
   TRANSACTIONS
   (at net
   asset
   value of
   $1 per
   share):
   Net
   proceeds
     from
     sale
     of
  shares...       31,883,261       38,626,682      23,466,028     52,472,123     118,147,351     223,428,579        25,718,558
   Net
     asset
     value
     of
     shares
     issued
     on
     reinvestment
     of
     dividends...      76,025          92,773         206,996        285,186         521,030         909,418            75,765
                ------------     ------------    ------------   ------------   -------------   -------------      ------------

Subtotal...       31,959,286       38,719,455      23,673,024     52,757,309     118,668,381     224,337,997        25,794,323

   Cost of
     shares
redeemed...      (29,960,256)     (34,610,071)    (23,655,186)   (48,678,063)   (115,012,037)   (225,911,698)      (11,971,269)
                ------------     ------------    ------------   ------------   -------------   -------------      ------------
 Net
   increase
 (decrease)
   in net
   assets
   derived
   from
   capital
   share
   transactions
   and from
 investment
 operations...     1,999,030        4,109,384          17,838      4,079,246       3,656,344      (1,573,701)       13,823,054

NET ASSETS:
 Beginning
   of
  period...        4,109,384                0      13,034,609      8,955,363      39,452,100      41,025,801                 0
                ------------     ------------    ------------   ------------   -------------   -------------      ------------
 End of
  period...    $   6,108,414     $  4,109,384    $ 13,052,447   $ 13,034,609   $  43,108,444   $  39,452,100      $ 13,823,054
                ============     ============    ============   ============   =============   =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

                   NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES:
  ------------------------------

  The Trusts are registered under the Investment Company Act of 1940 as non-diversified, open-end investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

  A. The Trust and NY Trust shares of beneficial interest authorized are unlimited. The Trust's shares are divided into seven series, California Fund, Connecticut Fund, Florida Fund, Interstate Fund, Massachusetts Fund, New Jersey Fund and Pennsylvania Fund. These financial statements and notes apply only to the California, Connecticut, Florida, Massachusetts, New Jersey and Pennsylvania Funds of Reserve Tax-Exempt Trust and to the New York Fund of Reserve New York Tax-Exempt Trust.

  B. Securities are stated at value which represents amortized cost plus interest accrued to date. Under Securities and Exchange Commission Rule 2a-7, the Trusts use amortized cost to value each Fund, by which investments are valued at cost and the difference between the cost of each instrument and its value at maturity is accrued into income on a straight line basis over the number of days to maturity, irrespective of intervening changes in interest rates or market values of investments. The maturity of floating or variable rate instruments in which the Trusts may invest will be deemed to be, for floating rate instruments (1) following, and for variable rate instruments the longer of (1) or (2) following: (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; (2) the period remaining until the instrument's next rate adjustment, for purposes of Rule 2a-7 and for computing each portfolio's average weighted life to maturity.

  C. It is the Trusts' policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

  D. Investments are recorded as of the date of their purchase and sale. Interest income is determined on the basis of interest accrued, premium amortized, and discount accreted.

  E. Net investment income on investments is distributed to shareholders daily and automatically reinvested in additional shares.

  F. Each Fund is charged only for its direct or allocated (in proportion to net assets or number of shareholder accounts) share of expenses.

2. MANAGEMENT FEE, SHAREHOLDER SERVICING COSTS AND TRANSACTIONS WITH AFFILIATES:
  ----------------------------------------------------------------------------

  Reserve Management Company, Inc. ("RMCI") manages the Trusts' investments, effects purchases and sales thereof, and absorbs certain promotional expenses. For such services RMCI receives management fees from each Fund at an annual rate of .50% of the first $500 million, .475% of the next $500 million, .45% of the next $500 million, .425% of the next $500 million and .40% of any excess over $2 billion of the average daily closing net assets.

  Also, under the current Service Agreement, RMCI was reimbursed $260,954 (New York Fund), $52,659 (California Fund), $39,868 (Connecticut Fund), $6,796 (Florida Fund), $15,842 (Massachusetts Fund), $66,938 (New Jersey Fund) and $8,424 (Pennsylvania Fund) during the six months ended November 30, 1997 for expenditures made on behalf of the Trusts' for personnel, office space and equipment and shareholder accounting and administrative services, to conduct the Trusts' business. At November 30, 1997, the New York, California, Connecticut, Florida, Massachusetts, New Jersey and Pennsylvania Funds, had accrued expenses of $12,282, $4,261, $2,416, $452, $783, $3,365 and $1,136,
  respectively, due to RMCI.

3. DISTRIBUTION ASSISTANCE:
  -----------------------

  Pursuant to a Distribution Plan, each Trust will make payments of up to .20% per annum of the average net asset value of the Trust qualified shareholder accounts as to which the payee or RMCI has rendered assistance in distributing its shares.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

4. MANAGEMENT'S USE OF ESTIMATES:
  --------------------------------

  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

5. INVESTMENT CONCENTRATION:
  -------------------------

  The New York, California, Connecticut, Florida, Massachusetts, New Jersey and Pennsylvania Funds invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers of each of the respective states. The issuers' abilities to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risk associated with such factors, 70.24%, 73.25%, 66.76%, 92.58%, 64.29%, 65.03% and 58.60% of the New York, California, Connecticut, Florida, Massachusetts, New Jersey and Pennsylvania Funds' investments, respectively, were backed by letters of credit, bond insurance of financial institutions and financial guaranty assurance agencies.

6. COMPONENTS OF NET ASSETS:
  ---------------------------

  At 11/30/97, the following funds had these components of net assets:

                                                             NEW YORK      CALIFORNIA     CONNECTICUT     FLORIDA
                                                           ------------    -----------    -----------    ----------
Par Value...............................................   $    164,255    $    54,580    $    34,596    $    6,108
Paid-in-Capital.........................................    164,091,201     54,525,449     34,561,729     6,102,306
                                                           ------------    -----------    -----------    ----------
Net Assets..............................................   $164,255,456    $54,580,029    $34,596,325    $6,108,414
                                                           =============   ============   ============   ==========

                                                           MASSACHUSETTS   NEW JERSEY     PENNSYLVANIA
                                                           ------------    -----------    -----------
Par Value...............................................   $     13,052    $    43,108    $    13,823
Paid-in-Capital.........................................     13,039,395     43,065,336     13,809,231
                                                           ------------    -----------    -----------
Net Assets..............................................   $ 13,052,447    $43,108,444    $13,823,054
                                                           =============   ============   ============

                            ------------------------

                            FEDERAL TAX INFORMATION

  The dividends distributed by each Fund are exempt interest dividends for Federal tax purposes.

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                                      SIX MONTHS             FOR FISCAL YEARS ENDED MAY 31,
                                                         ENDED           ---------------------------------------
                 NEW YORK FUND                     NOVEMBER 30, 1997           1997                  1996
------------------------------------------------   -----------------     -----------------     -----------------
Net asset value, beginning of period............        $1.0000               $     1.0000          $     1.0000
                                                        -------                    -------               -------
Income from investment operations...............          .0184                      .0352                 .0381
Expenses........................................          .0049                      .0105                 .0105
                                                        -------                    -------               -------
Net investment income(1)........................          .0135                      .0247                 .0276
Dividends from net investment income(1).........         (.0135)                    (.0247)               (.0276)
                                                        -------                    -------               -------
Net asset value, end of period..................        $1.0000               $     1.0000          $     1.0000
                                                   ==============                  =======               =======
Total Return....................................           2.70%(2)                  %2.47                 %2.76
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........        164,255                    153,180               125,454
Ratio of expenses to average net assets.........            .97%(2)                  %1.04                 %1.04
Ratio of net investment income to average net
  assets........................................           2.67%(2)                  %2.43                 %2.72


                 NEW YORK FUND                          1995                  1994                  1993
------------------------------------------------  -----------------     -----------------     -----------------
                                                   <
Net asset value, beginning of period............       $     1.0000          $     1.0000          $     1.0000
                                                            -------               -------               -------
Income from investment operations...............              .0352                 .0249                 .0281
Expenses........................................              .0099                 .0099                 .0103
                                                            -------               -------               -------
Net investment income(1)........................              .0253                 .0150                 .0178
Dividends from net investment income(1).........             (.0253)               (.0150)               (.0178)

                                                            -------               -------               -------
Net asset value, end of period..................       $     1.0000          $     1.0000          $     1.0000
                                                            =======               =======               =======
Total Return....................................              %2.53                 %1.50                 %1.78
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........            152,906               148,387               149,785
Ratio of expenses to average net assets.........              % .98                 % .98                 %1.02
Ratio of net investment income to average net
  assets........................................              %2.48                 %1.48                 %1.76

                                                                                                        OCTOBER 17, 1994
                                                      SIX MONTHS         YEAR ENDED     YEAR ENDED      (COMMENCEMENT OF
                                                         ENDED            MAY 31,        MAY 31,       OPERATIONS) THROUGH
                CALIFORNIA FUND                    NOVEMBER 30, 1997        1997           1996           MAY 31, 1995
------------------------------------------------   -----------------     ----------     ----------     -------------------
Net asset value, beginning of period............        $1.0000           $ 1.0000       $ 1.0000            $1.0000
                                                        -------          ----------     ----------           -------
Income from investment operations...............          .0179              .0341          .0379              .0243
Expenses........................................          .0049              .0102          .0106              .0062
                                                        -------          ----------     ----------           -------
Net investment income(1)........................          .0130              .0239          .0273              .0181
Dividends from net investment income(1).........         (.0130)            (.0239)        (.0273)            (.0181)
                                                        -------          ----------     ----------           -------
Net asset value, end of period..................        $1.0000           $ 1.0000       $ 1.0000            $1.0000
                                                   ==============        =========      =========      ===============
Total Return....................................           2.60%(2)           2.39%          2.73%              1.81%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........         54,580             30,952         12,612             11,088
Ratio of expenses to average net assets.........            .97%(2)           1.03%          1.04%              1.02%(2)
Ratio of net investment income to average net
  assets........................................           2.60%(2)           2.40%          2.67%              2.95%(2)

                                                      SIX MONTHS             FOR FISCAL YEARS ENDED MAY 31,
                                                         ENDED           ---------------------------------------
                CONNECTICUT FUND                   NOVEMBER 30, 1997           1997                  1996
------------------------------------------------   -----------------     -----------------     -----------------
Net asset value, beginning of period............        $1.0000               $     1.0000          $     1.0000
                                                        -------                    -------               -------
Income from investment operations...............          .0179                      .0341                 .0368
Expenses........................................          .0044                     (.0098)               (.0102)
                                                        -------                    -------               -------
Net investment income(1)........................          .0135                      .0243                 .0266
Dividends from net investment income(1).........         (.0135)                    (.0243)                .0266
                                                        -------                    -------               -------
Net asset value, end of period..................        $1.0000               $     1.0000          $     1.0000
                                                   ==============                  =======               =======
Total Return....................................           2.70%(2)                  %2.43                 %2.66
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........         34,596                     33,497                34,801
Ratio of expenses to average net assets.........            .89%(2)                  %0.97                 %1.01
Ratio of net investment income to average net
  assets........................................           2.68%(2)                  %2.39                 %2.61


                CONNECTICUT FUND                        1995                  1994                  1993
------------------------------------------------  -----------------     -----------------     -----------------
                                                   <
Net asset value, beginning of period............       $     1.0000          $     1.0000          $     1.0000
                                                            -------               -------               -------
Income from investment operations...............              .0352                 .0250                 .0269
Expenses........................................            .0098(3)              .0086(3)              .0087(3)

                                                            -------               -------               -------
Net investment income(1)........................              .0254                 .0164                 .0182
Dividends from net investment income(1).........             (.0254)               (.0164)               (.0182)

                                                            -------               -------               -------
Net asset value, end of period..................       $     1.0000          $     1.0000          $     1.0000
                                                            =======               =======               =======
Total Return....................................              %2.54                 %1.64                 %1.82
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........             26,626               128,693               157,115
Ratio of expenses to average net assets.........              %(.893)               %(.853)               %(.863)
Ratio of net investment income to average net
  assets........................................              %2.33                 %1.62                 %1.81

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                                                                            JUNE 24, 1996
                                                      SIX MONTHS          (COMMENCEMENT OF
                                                         ENDED           OPERATIONS) THROUGH
                  FLORIDA FUND                     NOVEMBER 30, 1997        MAY 31, 1997
------------------------------------------------   -----------------     -------------------
Net asset value, beginning of period............        $1.0000                $1.0000
                                                        -------                -------
Income from investment operations...............          .0180                  .0321
Expenses........................................          .0047                  .0093
                                                        -------                -------
Net investment income(1)........................          .0133                  .0228
Dividends from net investment income(1).........         (.0133)                (.0228)
                                                        -------                -------
Net asset value, end of period..................        $1.0000                $1.0000
                                                   ==============        ===============
Total Return....................................           2.68%(2)               2.42%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........          6,108                  4,109
Ratio of expenses to average net assets.........            .93%(2)               1.04%(2)
Ratio of net investment income to average net
  assets........................................           2.65%(2)               2.39%(2)

                  FLORIDA FUND
------------------------------------------------
                                                   <
Net asset value, beginning of period............
Income from investment operations...............
Expenses........................................
Net investment income(1)........................
Dividends from net investment income(1).........
Net asset value, end of period..................
Total Return....................................
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........
Ratio of expenses to average net assets.........
Ratio of net investment income to average net
  assets........................................

                                                      SIX MONTHS             FOR FISCAL YEARS ENDED MAY 31,
                                                         ENDED           ---------------------------------------
               MASSACHUSETTS FUND                  NOVEMBER 30, 1997           1997                  1996
------------------------------------------------   -----------------     -----------------     -----------------
Net asset value, beginning of period............        $1.0000               $     1.0000          $     1.0000
                                                        -------                    -------               -------
Income from investment operations...............          .0180                      .0338                 .0362
Expenses........................................          .0037                      .0079(3)              .0086(3)
                                                        -------                    -------               -------
Net investment income(1)........................          .0143                      .0259                 .0276
Dividends from net investment income(1).........         (.0143)                    (.0259)               (.0276)
                                                        -------                    -------               -------
Net asset value, end of period..................        $1.0000               $     1.0000          $     1.0000
                                                   ==============                  =======               =======
Total Return....................................           2.87%(2)                   2.59%                 2.76%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........         13,052                     13,035                 8,955
Ratio of expenses to average net assets.........            .74%(2)                   .79%(3)               .84%(3)
Ratio of net investment income to average net
  assets........................................           2.84%(2)                  2.58%                  2.71%


               MASSACHUSETTS FUND                       1995                  1994                  1993
------------------------------------------------  -----------------     -----------------     -----------------
                                                   <
Net asset value, beginning of period............       $     1.0000          $     1.0000          $     1.0000
                                                            -------               -------               -------
Income from investment operations...............              .0335                 .0227                 .0257
Expenses........................................              .0070(3)              .0052(3)              .0048(3)

                                                            -------               -------               -------
Net investment income(1)........................              .0265                 .0175                 .0209
Dividends from net investment income(1).........             (.0265)               (.0175)               (.0209)

                                                            -------               -------               -------
Net asset value, end of period..................       $     1.0000          $     1.0000          $     1.0000
                                                            =======               =======               =======
Total Return....................................               2.65%                 1.75%                 2.09%
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........             10,169                14,824                13,305
Ratio of expenses to average net assets.........                .69%(3)               .51%(3)               .46%(3)
Ratio of net investment income to average net
  assets........................................               2.60%                 1.73%                 2.04%

                                                                                                          JUNE 21, 1994
                                                      SIX MONTHS         YEAR ENDED     YEAR ENDED      (COMMENCEMENT OF
                                                         ENDED            MAY 31,        MAY 31,       OPERATIONS) THROUGH
                NEW JERSEY FUND                    NOVEMBER 30, 1997        1997           1996           MAY 31, 1995
------------------------------------------------   -----------------     ----------     ----------     -------------------
Net asset value, beginning of period............        $1.0000           $ 1.0000       $ 1.0000            $1.0000
                                                        -------          ----------     ----------           -------
Income from investment operations...............          .0178              .0343          .0369              .0330
Expenses........................................          .0051              .0107          .0106              .0087(3)
                                                        -------          ----------     ----------           -------
Net investment income(1)........................          .0127              .0236          .0263              .0243
Dividends from net investment income(1).........         (.0127)            (.0236)        (.0263)            (.0243)
                                                        -------          ----------     ----------           -------
Net asset value, end of period..................        $1.0000           $ 1.0000       $ 1.0000            $1.0000
                                                   ==============        =========      =========      ===============
Total Return....................................           2.55%(2)           2.36%          2.63%              2.43%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------
Net assets in thousands, end of period..........         43,108             39,452         41,026             21,607
Ratio of expenses to average net assets.........           1.02%(2)           1.06%          1.04%              1.01%(2)(3)
Ratio of net investment income to average net
  assets........................................           2.54%(2)           2.33%          2.59%              2.82%(2)

                 RESERVE NEW YORK TAX-EXEMPT TRUST ("NY TRUST")

          RESERVE TAX-EXEMPT TRUST (CALIFORNIA, CONNECTICUT, FLORIDA, MASSACHUSETTS, NEW JERSEY AND PENNSYLVANIA FUNDS) ("TRUST")

       (THE NY TRUST AND TRUST ARE COLLECTIVELY REFERRED TO AS "TRUSTS")

            NOTES TO FINANCIAL STATEMENTS--(UNAUDITED)--(CONTINUED)

SUPPLEMENTARY INFORMATION (UNAUDITED) (FOR ONE SHARE OUTSTANDING DURING EACH PERIOD):
--------------------------------------------------------------------------------

                               SEPTEMBER 12,
                                   1997
                               (COMMENCEMENT
                                    OF
                                OPERATIONS)
                                  THROUGH
                               NOVEMBER 30,
      PENNSYLVANIA FUND            1997
---------------------------------------------
Net asset value, beginning of
  period...................... $    1.0000
                                  -------
Income from investment
  operations..................       .0082
Expenses......................       .0022
                                  -------
Net investment income(1)......       .0060
Dividends from net investment
  income(1)...................      (.0060)
                                  -------
Net asset value, end of
  period...................... $    1.0000
                              ===============
Total Return..................        2.72%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------------
Net assets in thousands, end
 of period....................      13,823
Ratio of expenses to average
 net assets...................        1.00%(2)
Ratio of net investment income
 to average net assets........        2.71%(2)

---------------
(1) Based on compounding of daily dividends. Not indicative of future results.
(2) Annualized.
(3) During these periods the Manager waived all or a portion of fees and expenses. If there were no reductions in expenses, the actual expenses would have been 1.00% for the Connecticut and Massachusetts Funds.